STATEMENT OF ADDITIONAL INFORMATION

             INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT

                                    issued by

                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                                       AND

                      COVA FINANCIAL LIFE INSURANCE COMPANY

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 1999 FOR THE INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644,
(800) 831-5433.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 1999.

                                 TABLE OF CONTENTS

                                                                            Page

COMPANY  ....................................................................  3

EXPERTS  ....................................................................  3

LEGAL OPINIONS...............................................................  3

DISTRIBUTION.................................................................  3
         Reduction or Elimination of the Withdrawal Charge...................  4

CALCULATION OF PERFORMANCE INFORMATION.......................................  4
         Total Return........................................................  4
         Historical Unit Values..............................................  6
         Reporting Agencies..................................................  7

FEDERAL TAX STATUS...........................................................  7
         General  ...........................................................  7
         Diversification.....................................................  8
         Multiple Contracts.................................................. 10
         Contracts Owned by Other than Natural Persons....................... 10
         Tax Treatment of Assignments or Transfer of Ownership............... 10
         Income Tax Withholding.............................................  11
         Tax Treatment of Withdrawals - Non-Qualified Contracts.............  11
         Qualified Plans....................................................  12
         Tax Treatment of Withdrawals - Qualified Contracts.................  15
         Tax-Sheltered Annuities - Withdrawal Limitations...................  16

ANNUITY PROVISIONS..........................................................  16
         Variable Annuity...................................................  16
         Fixed Annuity......................................................  17
         Annuity Unit Value.................................................  17
         Net Investment Factor..............................................  17
         Mortality and Expense Guarantee....................................  18

FINANCIAL STATEMENTS........................................................  18


                                     COMPANY

Cova   Financial  Life   Insurance   Company  (the   "Company")  was  originally
incorporated on September 6, 1972 as Industrial Indemnity Life Insurance Company, a California corporation and changed its name on January 1, 1986 to Xerox Financial Life Insurance Company. The Company presently is licensed to do business in the state of California. On June 1, 1995 a wholly-owned subsidiary of General American Life Insurance Company ("General American") purchased Xerox Financial Services Life Insurance Company ("Xerox Life"), an affiliate of the Company, from Xerox Financial Services, Inc. The acquisition of Xerox Life included related companies, including the Company. On June 1, 1995 the Company changed its name to Cova Financial Life Insurance Company.

General American is a St. Louis-based mutual company with more than $300 billion of life insurance in force and approximately $24 billion in assets. It provides life and health insurance, retirement plans, and related financial services to individuals and groups.

                                     EXPERTS

The balance sheets of the Company as of December 31, 1998 and 1997, and the related statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1998, and the statement of assets and liabilities of the Separate Account as of December 31, 1998, and the related statement of operations for the year then ended and the statements of changes in net assets for the two years then ended, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

                                  DISTRIBUTION

Cova Life Sales Company ("Life Sales") acts as the distributor. Prior to June 1, 1995, Cova Life Sales Company was known as Xerox Life Sales Company. Life Sales is an affiliate of the Company. The offering is on a continuous basis.

Reduction or Elimination of the Withdrawal Charge

The amount of the Withdrawal Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Withdrawal Charge will be determined by the Company after examination of all the relevant factors such as:

     1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

     3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Withdrawal Charge.

The Withdrawal Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Withdrawal Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                   CALCULATION OF PERFORMANCE INFORMATION

Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Premium, a .15% Administrative Expense Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Withdrawal Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges and any applicable Withdrawal Charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                          n
                                 P (1 + T) = ERV

Where:

          P = a hypothetical initial payment of $1,000

          T = average annual total return

          n = number of years

          ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any contract maintenance charge and withdrawal charge. The deduction of any contract maintenance charge and withdrawal charge would reduce any percentage increase or make greater any percentage decrease.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

The contracts are relatively new and therefore have no meaningful performance history. However, the Separate Account and certain Portfolios have been in existence for sometime and consequently have an investment performance history. In order to show how the historical investment performance of the Separate Account and the Portfolios affect accumulation unit values, performance information was developed. The information is based upon the historical experience of the Separate Account and the Portfolios and is for the periods shown. The prospectus contains performance information.

Future performance of the Portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance for a Portfolio is calculated for a specified period of time by assuming an initial Purchase Payment of $1,000 allocated to the Portfolio. There are performance figures for the Accumulation Units which reflect the insurance charges as well as the Portfolio expenses. There are also performance figures for the Accumulation Units which reflect the insurance charges, the contract maintenance charge, the Portfolio expenses, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases) are determined by subtracting the initial Purchase Payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.

Historical Unit Values

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Reporting Agencies

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

                               FEDERAL TAX STATUS

General

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will
be  managed  in  such  a  manner  as  to  comply   with  these   diversification
requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments or Transfer of Ownership

An assignment, pledge or transfer of ownership of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign, pledge or transfer ownership of their Contracts.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.   Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Employee loans are not allowable under the Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     ROTH IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.   Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals - Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a)if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable)to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a qualified plan must commence no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Tax-Sheltered Annuities - Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                               ANNUITY PROVISIONS

Variable Annuity

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account. At the Annuity Date, the Contract Value in each investment portfolio will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made. The dollar amount of Annuity Payments after the first is determined as follows:

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each Variable Annuity Payment is the sum of all investment portfolios' Variable Annuity Payments reduced by the applicable Contract Maintenance Charge.

Fixed Annuity

A fixed annuity is a series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The General Account Value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The first monthly Annuity Payment will be based upon the Annuity Option elected and the appropriate Annuity Option Table.

Annuity Unit Value

The value of an Annuity Unit for each investment portfolio was arbitrarily set initially at $10. This was done when the first investment portfolio shares were purchased. The investment portfolio Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the investment portfolio Annuity Unit value for the immediately preceding Valuation Period by the product of (a) the Net Investment Factor for the day for which the Annuity Unit value is being calculated, and (b) 0.999919.

Net Investment Factor

The Net Investment Factor for any investment portfolio for any Valuation Period is determined by dividing:

(a) the Accumulation Unit value as of the close of the current Valuation Period, by

(b) the Accumulation Unit value as of the close of the immediately preceding Valuation Period.

The Net Investment Factor may be greater or less than one, as the Annuity Unit value may increase or decrease.

Mortality and Expense Guarantee

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.

                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                              Financial Statements

                           December 31, 1998 and 1997

                   (With Independent Auditors' Report Thereon)


                          INDEPENDENT AUDITORS' REPORT



     The Contract Owners of Cova Variable Annuity Account Five, Board of Directors and Shareholder of Cova Financial Life Insurance Company:


     We have audited the accompanying statement of assets and liabilities of the Quality Income, Money Market, Stock Index, Growth and Income, Bond Debenture, Developing Growth, Large Cap Research, Mid-Cap Value, Quality Bond, Small Cap Stock, Large Cap Stock, Select Equity, and International Equity sub-accounts (investment options within the Cova Series Trust); the Growth and Income sub-account (investment option within the Lord Abbett Series Fund, Inc.); the Money Market sub-account (investment option within the General American Capital Company); the Multi-Style Equity, Aggressive Equity, Non-US, and Core Bond sub-accounts (investment options within the Russell Insurance Funds); the AIM V.I. Value, AIM V.I. Capital Appreciation, and AIM V.I. International Equity sub-accounts (investment options within the AIM Variable Insurance Funds, Inc.); the Premier Growth and Real Estate Investment sub-accounts (investment options within the Alliance Variable Products Series Fund, Inc.); the Newport Tiger sub-account (investment option within the Liberty Variable Investment Trust); the Growth and Income, International Equity, and Global Income sub-accounts (investment options within the Goldman Sachs Variable Insurance Trust); the Kemper-Dreman High Return Equity, Kemper Small Cap Growth, Kemper Small Cap Value, and Kemper Government Securities sub-accounts (investment options within the Investors Fund Series); the MFS Bond, MFS Research, MFS Growth with Income, MFS Emerging Growth, MFS/Foreign & Colonial Emerging Markets Equity, MFS High Income, and MFS World Governments sub-accounts (investment options within the MFS Variable Insurance Trust); the Oppenheimer Growth, Oppenheimer Growth & Income, Oppenheimer High Income, Oppenheimer Bond, and Oppenheimer Strategic Bond sub-accounts (investment options within the Oppenheimer Variable Account Funds); the Putnam Growth and Income, Putnam New Value, Putnam Vista, Putnam International Growth, and Putnam International New Opportunities (investment options within the Putnam Variable Trust); the Templeton International, Templeton Developing Markets, and Mutual Shares Investments (investment options within the Templeton Variable Products Series Fund) and Growth, Contrafund, Growth Opportunities, Growth & Income, and Equity-Income sub-accounts (investment options within the Variable Insurance Products Fund, Fund II, and Fund III) of Cova Variable Annuity Account Five of Cova Financial Life Insurance Company (the Separate Account) as of December 31, 1998, and the related statement of operations for the year then ended and the statements of changes in net assets for the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts of Cova Variable Annuity Account Five of Cova Financial Life Insurance Company as of December 31, 1998, and the results of their operations and the changes in their net assets for each of the years presented, in conformity with generally accepted accounting principles.






     Chicago, Illinois
     March 1, 1999


                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                       Statement of Assets and Liabilities

                                December 31, 1998


Assets:
   Investments:
     Cova Series Trust (Trust):
      Quality Income Portfolio - 70,231 shares at a net asset value of $10.99 per share (cost:      $   771,521
      $752,312)
      Money Market Portfolio - 267,480 shares at a net asset value of $1.00 per share (cost:            267,480
      $267,480)
      Stock Index Portfolio - 103,701 shares at a net asset value of $22.24 per share (cost:          2,306,502
      $1,814,789)
      VKAC Growth and Income Portfolio - 118,981 shares at a net asset value of $17.81 per share      2,118,735
      (cost:  $1,802,450)
      Bond Debenture Portfolio - 743,132 shares at a net asset value of $12.38 per share (cost:       9,200,594
      $8,927,195)
      Developing Growth Portfolio - 69,838 shares at a net asset value of $11.24 per share (cost:       785,026
      $727,393)
      Large Cap Research Portfolio - 49,317 shares at a net asset value of $11.96 per share             590,045
      (cost:  $537,947)
      Mid-Cap Value Portfolio - 84,292 shares at a net asset value of $10.58 per share (cost:           892,031
      $877,515)
      Quality Bond Portfolio - 541,754 shares at a net asset value of $11.02 per share (cost:         5,969,934
      $5,715,813)
      Small Cap Stock Portfolio - 697,228 shares at a net asset value of $11.98 per share (cost:      8,354,398
      $8,357,230)
      Large Cap Stock Portfolio - 1,214,540 shares at a net asset value of $18.12 per share           22,001,488
      (cost:  $17,283,927)
      Select Equity Portfolio - 1,112,492 shares at a net asset value of $16.08 per share (cost:      17,884,756
      $14,721,013)
      International Equity Portfolio - 781,347 shares at a net asset value of $12.86 per share        10,045,997
      (cost:  $9,127,009)
     Lord Abbett Series Fund, Inc. (Lord
     Abbett):
      Growth and Income Portfolio - 1,796,658 shares at a net asset value of $20.65 per share         37,099,191
      (cost:  $34,316,395)
     General American Capital Company
     (GACC):
      Money Market Portfolio - 74,779 shares at a net asset value of $19.25 per share (cost:          1,439,559
      $1,430,813)
     Russell Insurance Funds
     (Russell):
      Multi-Style Equity Fund - 38,483 shares at a net asset value of $16.02 per share (cost:           616,495
      $579,110)
      Aggressive Equity Fund - 6,813 shares at a net asset value of $12.70 per share (cost:              86,528
      $88,281)
      Non-US Fund - 18,412 shares at a net asset value of $11.09 per share                              204,193
      (cost:  $202,349)
      Core Bond Fund - 61,219 shares at a net asset value of $10.68 per share                           653,821
      (cost:  $650,278)
     AIM Variable Insurance Funds, Inc.
     (AIM):
      AIM V.I. Value Fund - 1,427 shares at a net asset value of $26.25 per share (cost:  $36,084)       37,460
      AIM V.I. Capital Appreciation Fund - 2,608 shares at a net asset value of $25.20 per share         65,734
      (cost:  $60,348)
      AIM V.I. International Equity Fund - 8,880 shares at a net asset value of $19.62 per share        174,220
      (cost:  $180,444)
     Alliance Variable Products Series Fund, Inc.
     (Alliance):
      Premier Growth Portfolio - 29,623 shares at a net asset value of $31.03 per share (cost:          919,211
      $800,697)
      Real Estate Investment Portfolio - 18,061 shares at a net asset value of $9.78 per share          176,632
      (cost:  $193,823)
     Liberty Variable Investment Trust
     (Liberty):
      Newport Tiger Fund, Variable Series - 14,183 shares at a net asset value of $1.57 per share        22,267
      (cost:  $19,524)
     Goldman Sachs Variable Insurance Trust
     (Goldman Sachs):
      Growth and Income Fund - 12,433 shares at a net asset value of $10.45 per share (cost:            129,922
      $141,135)
      International Equity Fund - 15,202 shares at a net asset value of $11.91 per share (cost:         181,060
      $178,340)
      Global Income Fund - 3,147 shares at a net asset value of $10.32 per                               32,473
      share (cost:  $32,660)
     Investors Fund Series
     (Kemper):
      Kemper Dreman High Return Equity Portfolio - 102 shares at a net asset value of $1.03 per             105
      share (cost:  $100)
      Kemper Small Cap Growth Portfolio - 22,750 shares at a net asset value of $1.97 per share          44,868
      (cost:  $40,879)
      Kemper Small Cap Value Portfolio - 137,341 shares at a net asset value of $1.07 per share         146,329
      (cost:  $160,309)
      Kemper Government Securities Portfolio - 22,204 shares at a net asset value of $1.21 per           26,826
      share (cost:  $26,620)
     MFS Variable Insurance Trust (MFS):
      MFS Bond Series - 9 shares at a net asset value of $11.38 per share                                   105
      (cost:  $100)
      MFS Research Series - 16,619 shares at a net asset value of $19.05 per share (cost:               316,596
      $292,024)
      MFS Growth with Income Series - 38,905 shares at a net asset value of $20.11 per share            782,388
      (cost:  $727,399)
      MFS Emerging Growth Series - 29,432 shares at a net asset value of $21.47 per share (cost:        631,907
      $544,333)
      MFS / Foreign & Colonial Emerging
        Markets Equity Series - 4,723 shares at a net asset value of $5.90 per share (cost:              27,866
        $35,551)
      MFS High Income Series - 11,190 shares at a net asset value of $11.53 per share (cost:            129,019
      $131,644)
      MFS World Governments Series - 377 shares at a net asset value of $10.88 per share (cost:           4,100
      $3,911)
     Oppenheimer Variable Account Funds
     (Oppenheimer):
      Oppenheimer Growth Fund - 1,682 shares at a net asset value of $36.67 per share (cost:             61,672
      $52,315)
      Oppenheimer Growth & Income Fund - 7,514 shares at a net asset value of $20.48 per share          153,890
      (cost:  $154,661)
      Oppenheimer High Income Fund - 9,471 shares at a net asset value of $11.02 per share (cost:       104,368
      $106,439)
      Oppenheimer Bond Fund - 39,722 shares at a net asset value of $12.32 per share (cost:             489,369
      $476,866)
      Oppenheimer Strategic Bond Fund - 5,328 shares at a net asset value of $5.12 per share             27,280
      (cost:  $27,409)

                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                       Statement of Assets and Liabilities

                                December 31, 1998


Assets, continued:
   Investments,
   continued:
     Putnam Variable Trust
     (Putnam):
      Putnam Growth and Income Fund - 31,755 shares at a net asset value of $28.77 per share        $   913,589
      (cost:  $868,940)
      Putnam New Value Fund - 1,922 shares at a net asset value of $12.03 per share (cost:               23,120
      $22,260)
      Putnam Vista Fund - 5,452 shares at a net asset value of $14.72 per                                80,256
      share (cost:  $72,441)
      Putnam International Growth Fund - 49,076 shares at a net asset value of $13.52 per share         663,511
      (cost:  $665,808)
      Putnam International New
      Opportunities
        Fund - 4,754 shares at a net asset value of $11.49 per share                                     54,628
        (cost:  $54,329)
     Templeton Variable Products Series Fund
     (Templeton):
      Templeton International Fund - 2,937 shares at a net asset value of $20.69 per share (cost:        60,769
      $56,058)
      Templeton Developing Markets Fund - 10,379 shares at a net asset value of $5.13 per share          53,242
      (cost:  $49,672)
      Mutual Shares Investments Fund - 937 shares at a net asset value of $9.72 per share (cost:          9,108
      $8,845)
     Variable Insurance Products Fund, Fund II, and Fund
     III (Fidelity):
      Growth Portfolio - 148 shares at a net asset value of $44.87 per share                              6,637
      (cost:  $5,519)
      Contrafund Portfolio - 40 shares at a net asset value of $24.44 per                                   976
      share (cost:  $877)
      Growth Opportunities Portfolio - 59 shares at a net asset value of $22.88 per share (cost:          1,345
      $1,326)
      Growth & Income Portfolio - 1,584 shares at a net asset value of $16.15 per share (cost:           25,582
      $21,798)
      Equity-Income Portfolio - 325 shares at a net asset value of $25.42 per                             8,251
      share (cost:  $7,616)
                                                                                                      ----------

          Total                                                                                     $ 127,874,975
          assets
                                                                                                      ==========

Liabilities:
   Trust Quality Income                                                                             $        30
   Trust Money Market                                                                                        10
   Trust Stock                                                                                               89
   Index
   Trust VKAC Growth and Income                                                                              81
   Trust Bond Debenture                                                                                     352
   Trust Developing                                                                                          29
   Growth
   Trust Large Cap                                                                                           23
   Research
   Trust Mid-Cap Value                                                                                       34
   Trust Quality                                                                                            229
   Bond
   Trust Small Cap Stock                                                                                    312
   Trust Large Cap Stock                                                                                    843
   Trust Select                                                                                             683
   Equity
   Trust International                                                                                      385
   Equity
   Lord Abbett Growth and Income                                                                          1,423
   GACC Money Market                                                                                         54
   Russell Multi-Style                                                                                       22
   Equity
   Russell Aggressive                                                                                         3
   Equity
   Russell Non-US                                                                                             7
   Russell Core                                                                                              23
   Bond
   AIM Value                                                                                                  1
   AIM Capital                                                                                                2
   Appreciation
   AIM International                                                                                          7
   Equity
   Alliance Premier                                                                                          35
   Growth
   Alliance Real Estate                                                                                       7
   Investment
   Liberty Newport Tiger                                                                                     25
   Goldman Sachs Growth and                                                                                   5
   Income
   Goldman Sachs International                                                                                7
   Equity
   Goldman Sachs Global Income                                                                                1
   Kemper Small Cap                                                                                         111
   Growth
   Kemper Small Cap                                                                                         386
   Value
   Kemper Government Securities                                                                              40
   MFS Research                                                                                              12
   MFS Growth with                                                                                           30
   Income
   MFS Emerging Growth                                                                                       24
   MFS / F&C Emerging Markets Equity                                                                          1

                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                       Statement of Assets and Liabilities

                                December 31, 1998




Liabilities,
continued:
   MFS High Income                                                                                  $         5
   Oppenheimer Growth                                                                                         2
   Oppenheimer Growth & Income                                                                                6
   Oppenheimer High                                                                                           4
   Income
   Oppenheimer                                                                                               19
   Bond
   Oppenheimer Strategic Bond                                                                                 1
   Putnam Growth and Income                                                                                  35
   Putnam New                                                                                                 1
   Value
   Putnam Vista                                                                                               3
   Putnam International Growth                                                                               25
   Putnam International New Opportunities                                                                     2
   Templeton                                                                                                138
   International
   Templeton Developing Markets                                                                              93
   Templeton Mutual Shares Investments                                                                        3
   Fidelity VIP                                                                                              14
   Growth
   Fidelity VIP II                                                                                            1
   Contrafund
   Fidelity VIP III Growth &                                                                                 58
   Income
   Fidelity VIP                                                                                              12
   Equity-Income
                                                                                                      ----------

          Total                                                                                     $     5,748
          liabilities
                                                                                                      ==========

Net
assets:
   Trust Quality Income - 43,985 accumulation units at $17.539867                                   $   771,491
   per unit
   Trust Money Market - 20,763 accumulation units at $12.882157 per                                     267,470
   unit
   Trust Stock Index - 73,167 accumulation units at                                                   2,306,413
   $31.522519 per unit
   Trust VKAC Growth and Income - 86,842 accumulation units at                                        2,118,654
   $24.396679 per unit
   Trust Bond Debenture - 681,676 accumulation units at $13.496510                                    9,200,242
   per unit
   Trust Developing Growth - 70,926 accumulation units at $11.067868                                    784,997
   per unit
   Trust Large Cap Research - 49,894 accumulation units at                                              590,022
   $11.825638 per unit
   Trust Mid-Cap Value - 85,457 accumulation units at $10.437956 per                                    891,997
   unit
   Trust Quality Bond - 501,045 accumulation units at                                                 5,969,705
   $11.914509 per unit
   Trust Small Cap Stock - 663,925 accumulation units at $12.582885                                   8,354,086
   per unit
   Trust Large Cap Stock - 1,132,390 accumulation units at                                            22,000,645
   $19.428505 per unit
   Trust Select Equity - 1,052,797 accumulation units at $16.987203                                   17,884,073
   per unit
   Trust International Equity - 779,375 accumulation units at                                         10,045,612
   $12.889314 per unit
   Lord Abbett Growth and Income - 1,080,766 accumulation units at $34.325431                         37,097,768
   per unit
   GACC Money Market - 129,569 accumulation units at $11.109949 per                                   1,439,505
   unit
   Russell Multi-Style Equity - 48,388 accumulation units at                                            616,473
   $12.740123 per unit
   Russell Aggressive Equity - 8,651 accumulation units at                                               86,525
   $10.001283 per unit
   Russell Non-US - 18,259 accumulation units at                                                        204,186
   $11.182808 per unit
   Russell Core Bond - 61,498 accumulation units at                                                     653,798
   $10.631124 per unit
   AIM Value - 2,865 accumulation units at                                                               37,459
   $13.075597 per unit
   AIM Capital Appreciation - 5,570 accumulation units at $11.800084                                     65,732
   per unit
   AIM International Equity - 15,257 accumulation units at                                              174,213
   $11.418467 per unit
   Alliance Premier Growth - 62,869 accumulation units at $14.620511                                    919,176
   per unit
   Alliance Real Estate Investment - 22,077 accumulation units at                                       176,625
   $8.000583 per unit
   Liberty Newport Tiger - 2,397 accumulation units at                                                   22,242
   $9.278784 per unit
   Goldman Sachs Growth and Income - 13,107 accumulation units at $9.911702                             129,917
   per unit
   Goldman Sachs International Equity - 15,859 accumulation units at                                    181,053
   $11.416783 per unit
   Goldman Sachs Global Income - 3,002 accumulation units at                                             32,472
   $10.815310 per unit
   Kemper Dreman High Return Equity - 10 accumulation units at                                              105
   $10.489000 per unit
   Kemper Small Cap Growth - 3,829 accumulation units at $11.687795                                      44,757
   per unit
   Kemper Small Cap Value - 16,641 accumulation units at $8.770360                                      145,943
   per unit
   Kemper Government Securities - 2,519 accumulation units at                                            26,786
   $10.634608 per unit
   MFS Bond - 10 accumulation units at $10.509000                                                           105
   per unit
   MFS Research - 25,994 accumulation units at $12.179142                                               316,584
   per unit

                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                       Statement of Assets and Liabilities

                                December 31, 1998




Net assets,
continued:
   MFS Growth with Income - 64,791 accumulation units at $12.075079                                 $   782,358
   per unit
   MFS Emerging Growth - 47,710 accumulation units at $13.244101 per                                    631,883
   unit
   MFS / F&C Emerging Markets Equity - 4,234 accumulation units at $6.581757                             27,865
   per unit
   MFS High Income - 13,080 accumulation units at                                                       129,014
   $9.863111 per unit
   MFS World Governments - 385 accumulation units at $10.663503 per                                       4,100
   unit
   Oppenheimer Growth - 5,037 accumulation units at $12.244057 per                                       61,670
   unit
   Oppenheimer Growth & Income - 14,882 accumulation units at                                           153,884
   $10.340279 per unit
   Oppenheimer High Income - 10,533 accumulation units at $9.907918                                     104,364
   per unit
   Oppenheimer Bond - 46,377 accumulation units at                                                      489,350
   $10.551643 per unit
   Oppenheimer Strategic Bond - 2,684 accumulation units at                                              27,279
   $10.164797 per unit
   Putnam Growth and Income - 80,114 accumulation units at                                              913,554
   $11.403244 per unit
   Putnam New Value - 2,202 accumulation units at                                                        23,119
   $10.498075 per unit
   Putnam Vista - 6,799 accumulation units at $11.804097                                                 80,253
   per unit
   Putnam International Growth - 56,566 accumulation units at                                           663,486
   $11.729428 per unit
   Putnam International New Opportunities - 4,783 accumulation units at                                  54,626
   $11.420772 per unit
   Templeton International - 6,626 accumulation units at $9.149729                                       60,631
   per unit
   Templeton Developing Markets - 7,033 accumulation units at                                            53,149
   $7.557531 per unit
   Templeton Mutual Shares Investments - 944 accumulation units at $9.646506                              9,105
   per unit
   Fidelity VIP Growth - 505 accumulation units at                                                        6,623
   $13.115493 per unit
   Fidelity VIP II Contrafund - 78 accumulation units at $12.429344                                         975
   per unit
   Fidelity VIP III Growth Opportunities - 114 accumulation units at                                      1,345
   $11.814000 per unit
   Fidelity VIP III Growth & Income - 2,082 accumulation units at                                        25,524
   $12.259160 per unit
   Fidelity VIP Equity-Income - 772 accumulation units at $10.674283                                      8,239
   per unit
                                                                                                      ----------

          Total net                                                                                 $ 127,869,227
          assets
                                                                                                      ==========

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Operations

Year ended December 31, 1998

                                                                                 TRUST
                                             -------------------------------------------------------------------------------
                                                                             VKAC
                                             QUALITY   MONEY     STOCK     GROWTH AND     BOND       DEVELOPING   LARGE CAP
                                             INCOME   MARKET     INDEX      INCOME       DEBENTURE   GROWTH       RESEARCH
                                             -------- --------  --------- ------------ -------------------------------------
Income -
   dividends                               $  42,140   15,998     11,040      11,939     189,684          --          384
                                             -------- --------  --------- ------------ -----------  ------------  --------

Expenses:
   Mortality and expense risk fee              9,698    3,687     25,580      24,244      86,643       4,541        2,202
   Administrative fee                          1,164      443      3,070       2,909      10,397         545          264
                                             -------- --------  --------- ------------ -----------  ------------  --------

           Total expenses                     10,862    4,130     28,650      27,153      97,040       5,086        2,466
                                             -------- --------  --------- ------------ -----------  ------------  --------

           Net investment income (loss)       31,278   11,868    (17,610)    (15,214)     92,644      (5,086)      (2,082)
                                             -------- --------  --------- ------------ -----------  ------------  --------

Realized gain (loss) on investments:
   Realized gain (loss) on sale of
     fund shares                               1,603       --     18,221      15,618      13,448      (1,554)          25
   Realized gain distributions                    --       --    372,780     222,030      73,764         221           --
                                             -------- --------  --------- ------------ -----------  ------------  --------

           Net realized gain (loss)            1,603       --    391,001     237,648      87,212      (1,333)          25
                                             -------- --------  ---------  ----------   ---------   ------------  --------

Change in unrealized appreciation
   during the year                             4,531       --     98,370      64,902     110,064      57,229       52,098
                                             -------- --------  --------- ------------ -----------  ------------  --------

           Net increase (decrease)
             in net assets from operations $  37,412   11,868    471,761     287,336     289,920      50,810       50,041
                                             ======== ========  =========  =========== ===========  ============  ========

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Operations

Year ended December 31, 1998


                                                                 TRUST                                     LORD ABBETT    GACC
                                          -------------------------------------------------------------   ------------- ----------
                                                                                                             GROWTH
                                          MID-CAP  QUALITY   SMALL CAP  LARGE CAP  SELECT    INTERNATIONAL    AND         MONEY
                                           VALUE    BOND      STOCK      STOCK     EQUITY    EQUITY          INCOME       MARKET
                                          -------- --------- --------- ---------- ---------- -----------  ------------- ----------
Income -
   dividends                             $    591    84,774    10,505     42,974     42,555   153,341         546,511          --
                                          -------- --------- --------- ---------- ---------- -----------  ------------- ----------

Expenses:
   Mortality and expense risk fee           5,492    49,714    94,997    196,151    173,752   106,326         389,208       6,233
   Administrative fee                         659     5,965    11,399     23,538     20,850    12,759          46,705         748
                                          -------- --------- --------- ---------- ---------- -----------  ------------- ----------

       Total expenses                       6,151    55,679   106,396    219,689    194,602   119,085         435,913       6,981
                                          -------- --------- --------- ---------- ---------- -----------  ------------- ----------

       Net investment income (loss)        (5,560)   29,095   (95,891)  (176,715)  (152,047)   34,256         110,598      (6,981)
                                          -------- --------- --------- ---------- ---------- -----------  ------------- ----------

Realized gain (loss) on investments:
   Realized gain (loss) on sale of
     fund shares                           (4,501)   10,751    11,830    210,894    150,352    23,377          90,218      18,462
   Realized gain distributions                 --        --   268,696    141,495    849,129     1,945       1,757,243          --
                                          -------- --------- --------- ---------- ---------- -----------  ------------- ----------

       Net realized gain (loss)            (4,501)   10,751   280,526    352,389    999,481    25,322       1,847,461      18,462
                                          -------- --------- --------- ---------- ---------- -----------   -----------  ----------

Change in unrealized appreciation
   during the year                         11,980   212,005  (768,604) 4,086,693  1,878,770   827,333       1,268,706       8,306
                                          -------- --------- --------- ---------- ---------- -----------  ------------- ----------

       Net increase (decrease)
         in net assets from operations   $  1,919   251,851  (583,969) 4,262,367  2,726,204   886,911       3,226,765      19,787
                                          ======== ========= ========= ========== ========== ===========  ============= ==========

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Operations

Year ended December 31, 1998


                                                               RUSSELL                                   AIM
                                            --------------------------------------------  -----------------------------------
                                              MULTI-STYLE   AGGRESSIVE            CORE              CAPITAL        INTERNATIONAL
                                              EQUITY        EQUITY     NON-US     BOND    VALUE     APPRECIATION   EQUITY
                                            ------------  -----------  --------  -------  -------  -------------  -----------
Income -
   dividends                              $       714           22           2    3,287      174          72         1,368
                                            ------------  -----------  --------  -------  -------  -------------  -----------

Expenses:
   Mortality and expense risk fee               2,550          346         791    1,166      181         224         1,054
   Administrative fee                             306           41          95      140       22          27           127
                                            ------------  -----------  --------  -------  -------  -------------  -----------

           Total expenses                       2,856          387         886    1,306      203         251         1,181
                                            ------------  -----------  --------  -------  -------  -------------  -----------

           Net investment income (loss)        (2,142)        (365)       (884)   1,981      (29)       (179)          187
                                            ------------  -----------  --------  -------  -------  -------------  -----------

Realized gain (loss) on investments:
   Realized gain (loss) on sale of
     fund shares                                  200          (52)        (79)       2   (1,586)        (22)       (5,943)
   Realized gain distributions                      2            7           1       --    1,539       1,278            --
                                            ------------  -----------  --------  -------  -------  -------------  -----------

           Net realized gain (loss)               202          (45)        (78)       2      (47)      1,256        (5,943)
                                            ------------  -----------  --------  -------  -------  -------------  ---------

Change in unrealized appreciation
   during the year                             37,385       (1,753)      1,844    3,543    1,376       5,386        (6,224)
                                            ------------  -----------  --------  -------  -------  -------------  -----------

       Net increase (decrease)
         in net assets from operations    $    35,445       (2,163)        882    5,526    1,300       6,463       (11,980)
                                            ============  ===========  ========  =======  =======  =============  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Operations

Year ended December 31, 1998




                                                   ALLIANCE        LIBERTY               GOLDMAN SACHS             KEMPER
                                            --------------------  --------  ------------------------------- -----------------------
                                                                             GROWTH
                                            PREMIER   REAL ESTATE  NEWPORT    AND     INTERNATIONAL GLOBAL  DREMAN HIGH   SMALL CAP
                                             GROWTH   INVESTMENT   TIGER     INCOME   EQUITY        INCOME  RETURN EQUITY  GROWTH
                                            --------- ----------  --------  --------- ------------  ------- -------------  ------
Income -
   dividends                              $      149      505        418       1,162        --       1,211    --            --
                                            --------- ----------  --------  --------- ------------  ------- ---------      ------

Expenses:
   Mortality and expense risk fee              4,043      933         56         926       938         163    --           236
   Administrative fee                            485      112          7         111       113          19    --            29
                                            --------- ----------  --------  --------- ------------  ------- ---------     --------

        Total expenses                         4,528    1,045         63       1,037     1,051         182    --           265
                                            --------- ----------  --------  --------- ------------  ------- ---------     --------

        Net investment income (loss)          (4,379)    (540)       355         125    (1,051)      1,029    --          (265)
                                            --------- ----------  --------  --------- ------------  ------- ---------     --------

Realized gain (loss) on investments:
   Realized gain (loss) on sale of
     fund shares                              (6,634)  (2,987)         4      (4,119)     (124)          5    --          (256)
   Realized gain distributions                    --      220         --          --     1,326         325    --           447
                                            --------- ----------  --------  --------- ------------  ------- ---------     --------

        Net realized gain (loss)              (6,634)  (2,767)         4      (4,119)    1,202         330    --           191
                                            --------- ----------  --------  --------- ------------  ------- ---------     --------

Change in unrealized appreciation
   during the year                           118,514  (17,191)     2,743     (11,213)    2,720        (187)    5         3,989
                                            --------- ----------  --------  --------- ------------  ------- ---------    ---------

        Net increase (decrease)
          in net assets from operations   $  107,501  (20,498)     3,102     (15,207)    2,871       1,172     5         3,915
                                            ========= ==========  ========  ========= ============  ======= =========    =========

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Operations

Year ended December 31, 1998


                                                    KEMPER                                                   MFS
                                            -----------------------  -------------------------------------------------------
                                                                                        GROWTH                  F&C EMERGING
                                            SMALL CAP    GOVERNMENT                      WITH      EMERGING     MARKETS
                                             VALUE       SECURITIES  BOND    RESEARCH   INCOME     GROWTH        EQUITY
                                            --------   ------------  -----  ----------- --------  -----------  ---------------
Income -
   dividends                              $      --           7        --         18         --         --           449
                                            --------   ------------  -----  ----------- --------  -----------  ---------------

Expenses:
   Mortality and expense risk fee               794          44        --      1,355      4,299      3,162           290
   Administrative fee                            95           5        --        163        516        379            35
                                            --------   ------------  -----  ----------- --------  -----------  ---------------

           Total expenses                       889          49        --      1,518      4,815      3,541           325
                                            --------   ------------  -----  ----------- --------  -----------  ---------------

           Net investment income (loss)        (889)        (42)       --     (1,500)    (4,815)    (3,541)          124
                                            --------   ------------  -----  ----------- --------  -----------  ---------------

Realized gain (loss) on investments:
   Realized gain (loss) on sale of
     fund shares                             (6,424)         --        --        (91)    (4,972)    (2,781)      (10,435)
   Realized gain distributions                    2          --        --        236         --         75            --
                                            --------   ------------  -----  ----------- --------  -----------  ---------------

           Net realized gain (loss)          (6,422)         --        --        145     (4,972)    (2,706)      (10,435)
                                            --------   ------------  -----  ----------- --------  -----------  ---------------

Change in unrealized appreciation
   during the year                          (13,980)        206         5     24,572     54,989     87,574        (7,685)
                                            --------   ------------  -----  ----------- --------  -----------  ---------------

       Net increase (decrease)
         in net assets from operations    $ (21,291)        164         5     23,217     45,202     81,327       (17,996)
                                            ========   ============  =====  =========== ========  ===========  ===============

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Operations

Year ended December 31, 1998


                                                MFS                                OPPENHEIMER                          PUTNAM
                                            -------------------  --------------------------------------------    -----------------
                                                                           GROWTH                                GROWTH
                                             HIGH     WORLD                  AND      HIGH          STRATEGIC      AND      NEW
                                            INCOME  GOVERNMENTS   GROWTH   INCOME    INCOME   BOND    BOND       INCOME    VALUE
                                            ------- -----------  --------  --------  ------- ------- --------    --------  -------
Income -
   dividends                              $    234    26             87        --       49        2      2          263      248
                                            ------- ----------   --------  --------  ------- ------- --------    --------  -------

Expenses:
   Mortality and expense risk fee              692    31            333       668      543    2,348    150        4,870      131
   Administrative fee                           83     3             40        80       65      282     18          584       16
                                            ------- -----------  --------  --------  ------- ------- --------    --------  -------

           Total expenses                      775    34            373       748      608    2,630    168        5,454      147
                                            ------- -----------  --------  --------  ------- ------- --------    --------  -------

           Net investment income (loss)       (541)   (8)          (286)     (748)    (559)  (2,628)  (166)      (5,191)     101
                                            ------- ----------   --------  --------  ------- ------- --------    --------  -------

Realized gain (loss) on investments:
   Realized gain (loss) on sale of
     fund shares                            (1,166)    1            (25)     (163)    (198)     236     (5)      (6,532)      12
   Realized gain distributions                  80    --          1,053         6       59        2      1        1,717       67
                                            ------- ----------   --------  --------  ------- ------- --------    --------  -------

           Net realized gain (loss)         (1,086)    1          1,028      (157)    (139)     238     (4)      (4,815)      79
                                            ------- ----------   --------  --------  ------- ------- --------    --------  -------

Change in unrealized appreciation
   during the year                          (2,625)  189          9,357      (771)  (2,071)  12,503   (129)      44,649      860
                                            ------- ----------   --------  --------  ------- ------- --------    --------  -------

       Net increase (decrease)
         in net assets from operations    $ (4,252)  182         10,099    (1,676)  (2,769)  10,113   (299)      34,643    1,040
                                            ======= ==========   ========  ========  ======= ======= ========    ========  =======

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Operations

Year ended December 31, 1998


                                                                        PUTNAM                                        TEMPLETON
                                                   ---------------------------------------------------------------  ---------------
                                                                                  INTERNATIONAL
                                                                 INTERNATIONAL      NEW                              DEVELOPING
                                                    VISTA         GROWTH          OPPORTUNITIES    INTERNATIONAL       MARKETS
                                                   ---------  ----------------  ----------------  ----------------  --------------
Income -
    dividends                                    $       --          2,161              5                --               --
                                                   ---------  ----------------  ----------------  ----------------  --------------

Expenses:
    Mortality and expense risk fee                      389          3,701            242               124               83
    Administrative fee                                   47            444             29                15               10
                                                   ---------  ----------------  ----------------  ----------------  --------------

             Total expenses                             436          4,145            271               139               93
                                                   ---------  ----------------  ----------------  ----------------  --------------

             Net investment income (loss)              (436)        (1,984)          (266)             (139)             (93)
                                                   ---------  ----------------  ----------------  ----------------  --------------

Realized gain (loss) on investments:
    Realized gain (loss) on sale of
      fund shares                                       (12)        (8,326)           (27)                9                8
    Realized gain distributions                           --            --             --                --                --
                                                   ---------  ----------------  ----------------  ----------------  --------------

             Net realized gain (loss)                   (12)        (8,326)           (27)                9                8
                                                   ---------  ----------------  ----------------  ----------------  --------------

Change in unrealized appreciation
    during the year                                   7,815         (2,297)           299             4,711            3,570
                                                   ---------  ----------------  ----------------  ----------------  --------------

             Net increase (decrease)
               in net assets from operations     $    7,367        (12,607)             6             4,581            3,485
                                                   =========  ================  ================  ================  ==============

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Operations

Year ended December 31, 1998


                                            TEMPLETON                                          FIDELITY
                                            ----------  -------------------------------------------------------------
                                             MUTUAL
                                             SHARES                             GROWTH        GROWTH &      EQUITY-
                                            INVESTMENTS  GROWTH   CONTRAFUND  OPPORTUNITIES    INCOME       INCOME        TOTAL
                                            ----------  --------- ----------- -------------  ------------  ---------- ------------
Income -
    dividends                              $   --             --      --             --              --         --       1,165,071
                                            ----------  --------- ----------- -------------  ------------  ---------- -------------

Expenses:
    Mortality and expense risk fee              3             15       1             --              52         11       1,216,406
    Administrative fee                         --              2      --             --               6          1         145,967
                                            ----------  --------- ----------- -------------  ------------  ---------- -------------

          Total expenses                        3             17       1             --              58         12       1,362,373
                                            ----------  --------- ----------- -------------  ------------  ---------- -------------

          Net investment income (loss)         (3)           (17)     (1)            --             (58)       (12)       (197,302)
                                            ----------  --------- ----------- -------------  ------------  ---------- -------------

Realized gain (loss) on investments:
    Realized gain (loss) on sale of
      fund shares                              --             --      --             --              --         --         496,262
    Realized gain distributions                --             --      --             --              --         --       3,695,746
                                            ----------  --------- ----------- -------------  ------------  ---------- -------------

          Net realized gain (loss)             --             --      --             --              --         --       4,192,008
                                            ----------  --------- ----------- -------------  ------------  ---------- -------------

Change in unrealized appreciation
    during the year                           263          1,118      99             19           3,784        635       8,280,979
                                            ----------  --------- ----------- -------------  ------------  ---------- -------------

        Net increase (decrease)
          in net assets from operations    $  260          1,101      98             19           3,726        623      12,275,685
                                            ==========  ========= =========== =============  ============  ========== =============

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Changes in Net Assets

Year ended December 31, 1998


                                                                                      TRUST
                                               -------------------------------------------------------------------------------------
                                                                                     VKAC
                                               QUALITY     MONEY       STOCK       GROWTH AND     BOND        DEVELOPING  LARGE CAP
                                                INCOME     MARKET      INDEX        INCOME      DEBENTURE      GROWTH     RESEARCH
                                               ---------  ---------  ----------  ------------- -----------  ------------  ---------
Increase (decrease) in net assets from
  operations:
     Net investment income (loss)            $   31,278     11,868     (17,610)      (15,214)      92,644       (5,086)     (2,082)
     Net realized gain (loss)                     1,603         --     391,001       237,648       87,212       (1,333)         25
     Change in unrealized appreciation
       during the year                            4,531         --      98,370        64,902      110,064       57,229      52,098
                                               ---------  ---------  ----------  ------------- -----------  ------------  ----------

           Net increase (decrease) in
             net assets from operations          37,412     11,868     471,761       287,336      289,920       50,810      50,041
                                               ---------  ---------  ----------  ------------- -----------  ------------  ----------

Contract transactions:
   Cova payments                                     --         --          --            --           --           --          --
   Cova transfers                                    --         --          --            --           --           --          --
   Payments received from contract
     owners                                          --         --          --         1,000    1,051,661      334,325     237,270
   Transfers between sub-accounts
     (including fixed account), net              11,714   (111,191)    138,069       202,862    3,726,785      337,360     303,087
   Transfers for contract benefits
     and terminations                            (8,629)    (3,863)    (40,936)      (52,497)    (343,261)      (1,070)       (376)
                                               ---------  ---------  ----------  ------------- -----------  ------------  ----------

           Net increase (decrease) in
             net assets from contract
             transactions                         3,085   (115,054)     97,133       151,365    4,435,185      670,615     539,981
                                               ---------  ---------  ----------  ------------- -----------  ------------  ----------

           Net increase (decrease)
             in net assets                       40,497   (103,186)    568,894       438,701    4,725,105      721,425     590,022

Net assets at beginning of period               730,994    370,656   1,737,519     1,679,953    4,475,137       63,572          --
                                               ---------  ---------  ----------  ------------- -----------  ------------  ----------

Net assets at end of period                  $  771,491    267,470   2,306,413     2,118,654    9,200,242      784,997     590,022
                                               =========  =========  ==========  ============= ===========  ============  ==========

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Changes in Net Assets

Year ended December 31, 1998


                                                                                     TRUST
                                                            ----------------------------------------------------------
                                                             MID-CAP       QUALITY        SMALL CAP       LARGE CAP
                                                              VALUE          BOND           STOCK           STOCK
                                                            -----------  -------------   ------------   --------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                     $        (5,560)        29,095        (95,891)        (176,715)
      Net realized gain (loss)                                  (4,501)        10,751        280,526          352,389
      Change in unrealized appreciation
        during the year                                         11,980        212,005       (768,604)       4,086,693
                                                            -----------  -------------   ------------   --------------

             Net increase (decrease) in
               net assets from operations                        1,919        251,851       (583,969)       4,262,367
                                                            -----------  -------------   ------------   --------------

Contract transactions:
    Cova payments                                                   --             --             --               --
    Cova transfers                                                  --             --             --               --
    Payments received from contract
      owners                                                   593,364        828,237        664,035        1,433,747
    Transfers between sub-accounts
      (including fixed account), net                           210,332      2,485,711      2,154,230        6,772,257
    Transfers for contract benefits
      and terminations                                          (2,706)      (213,576)      (458,393)        (691,973)
                                                            -----------  -------------   ------------   --------------

             Net increase (decrease) in
               net assets from contract
               transactions                                    800,990      3,100,372      2,359,872        7,514,031
                                                            -----------  -------------   ------------   --------------

             Net increase (decrease)
               in net assets                                   802,909      3,352,223      1,775,903       11,776,398

Net assets at beginning of period                               89,088      2,617,482      6,578,183       10,224,247
                                                            -----------  -------------   ------------   --------------

Net assets at end of period                            $       891,997      5,969,705      8,354,086       22,000,645
                                                            ===========  =============   ============   ==============

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Changes in Net Assets

Year ended December 31, 1998


                                                                   TRUST                         LORD ABBETT         GACC
                                                            ---------------------------------   ---------------  -------------
                                                                                                   GROWTH
                                                               SELECT           INTERNATIONAL        AND            MONEY
                                                               EQUITY            EQUITY            INCOME           MARKET
                                                            --------------   ----------------   ---------------  -------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                     $         (152,047)           34,256           110,598          (6,981)
      Net realized gain (loss)                                    999,481            25,322         1,847,461          18,462
      Change in unrealized appreciation
        during the year                                         1,878,770           827,333         1,268,706           8,306
                                                            --------------   ----------------   ---------------  -------------

             Net increase (decrease) in
               net assets from operations                       2,726,204           886,911         3,226,765          19,787
                                                            --------------   ----------------   ---------------  -------------

Contract transactions:
    Cova payments                                                      --                --                --              --
    Cova transfers                                                     --                --                --              --
    Payments received from contract
      owners                                                    1,284,829           470,560         2,282,528       1,894,032
    Transfers between sub-accounts
      (including fixed account), net                            4,674,806         2,712,309         8,659,268        (358,103)
    Transfers for contract benefits
      and terminations                                           (646,951)         (375,560)       (1,472,455)       (266,514)
                                                            --------------   ----------------   ---------------  -------------

             Net increase (decrease) in
               net assets from contract
               transactions                                     5,312,684         2,807,309         9,469,341       1,269,415
                                                            --------------   ----------------   ---------------  -------------

             Net increase (decrease)
               in net assets                                    8,038,888         3,694,220        12,696,106       1,289,202

Net assets at beginning of period                               9,845,185         6,351,392        24,401,662         150,303
                                                            --------------   ----------------   ---------------  -------------

Net assets at end of period                            $       17,884,073        10,045,612        37,097,768       1,439,505
                                                            ==============   ================   ===============  =============

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Changes in Net Assets

Year ended December 31, 1998


                                                                     RUSSELL                                 AIM
                                                 ------------------------------------------------  -------------------------
                                                  MULTI-STYLE    AGGRESSIVE               CORE                  CAPITAL
                                                   EQUITY        EQUITY       NON-US      BOND      VALUE       APPRECIATION
                                                 ------------ -------------  ---------  ---------  --------  ---------------
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $    (2,142)         (365)        (884)     1,981       (29)       (179)
      Net realized gain (loss)                         202           (45)         (78)         2       (47)      1,256
      Change in unrealized appreciation
        during the year                             37,385        (1,753)       1,844      3,543     1,376       5,386
                                                 ------------ -------------  ---------  ---------  --------  ---------------

           Net increase (decrease) in
             net assets from operations             35,445        (2,163)         882      5,526     1,300       6,463
                                                 ------------ -------------  ---------  ---------  --------  ---------------

Contract transactions:
    Cova payments                                      100           100          100        100       100         100
    Cova transfers                                    (127)          (95)         (93)      (103)       --          --
    Payments received from contract
      owners                                       550,062        80,621      187,582    578,539    33,651      57,937
    Transfers between sub-accounts
      (including fixed account), net                31,554         8,298       15,688     70,898     2,043       1,227
    Transfers for contract benefits
      and terminations                                (561)         (236)          27     (1,162)      365           5
                                                 ------------ -------------  ---------  ---------  --------  ---------------

           Net increase (decrease) in
             net assets from contract
             transactions                          581,028        88,688      203,304    648,272    36,159      59,269
                                                 ------------ -------------  ---------  ---------  --------  ---------------

           Net increase (decrease)
             in net assets                         616,473        86,525      204,186    653,798    37,459      65,732

Net assets at beginning of period                       --            --           --         --        --          --
                                                 ------------ -----------    ---------  ---------  --------  ---------------

Net assets at end of period                    $   616,473        86,525      204,186    653,798    37,459      65,732
                                                 ============ =============  =========  =========  ========  ===============

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Changes in Net Assets

Year ended December 31, 1998


                                                              AIM                        ALLIANCE                LIBERTY
                                                           -----------------   -----------------------------    -----------

                                                               INTERNATIONAL    PREMIER          REAL ESTATE     NEWPORT
                                                                EQUITY           GROWTH         INVESTMENT        TIGER
                                                           -----------------   -----------   ---------------    -----------
Increase (decrease) in net assets from operations:
       Net investment income (loss)                      $           187           (4,379)           (540)             355
       Net realized gain (loss)                                   (5,943)          (6,634)         (2,767)               4
       Change in unrealized appreciation
         during the year                                          (6,224)         118,514         (17,191)           2,743
                                                           -----------------   -----------   ---------------    -----------

             Net increase (decrease) in
                net assets from operations                       (11,980)         107,501         (20,498)           3,102
                                                           -----------------   -----------   ---------------    -----------

Contract transactions:
    Cova payments                                                    100              100             100              100
    Cova transfers                                                  (100)            (138)            (81)              --
    Payments received from contract
       owners                                                    184,408          794,977         178,563           19,040
    Transfers between sub-accounts
       (including fixed account), net                              3,073           20,139          19,454               --
    Transfers for contract benefits
       and terminations                                           (1,288)          (3,403)           (913)              --
                                                           -----------------   -----------   ---------------    -----------

             Net increase (decrease) in
                net assets from contract
                transactions                                     186,193          811,675         197,123           19,140
                                                           -----------------   -----------   ---------------    -----------

             Net increase (decrease)
                in net assets                                    174,213          919,176         176,625           22,242

Net assets at beginning of period                                     --               --              --               --
                                                           -----------------   -----------   ---------------    -----------

Net assets at end of period                              $       174,213          919,176         176,625           22,242
                                                           =================   ===========   ===============    ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Changes in Net Assets

Year ended December 31, 1998


                                                                                  GOLDMAN SACHS                   KEMPER
                                                           ------------------------------------------   ----------------------------
                                                             GROWTH
                                                               AND         INTERNATIONAL    GLOBAL      DREMAN HIGH    SMALL CAP
                                                             INCOME         EQUITY          INCOME      RETURN EQUITY   GROWTH
                                                           ------------   --------------   ----------   -------------  ------------
Increase (decrease) in net assets from operations:
       Net investment income (loss)                      $         125        (1,051)          1,029        --               (265)
       Net realized gain (loss)                                 (4,119)        1,202             330        --                191
       Change in unrealized appreciation
         during the year                                       (11,213)        2,720            (187)        5              3,989
                                                           ------------   --------------   ----------   -------------  ------------

             Net increase (decrease) in
                net assets from operations                     (15,207)        2,871           1,172         5              3,915
                                                           ------------   --------------   ----------   -------------  ------------

Contract transactions:
    Cova payments                                                  100           100             100       100                100
    Cova transfers                                                 (97)          (86)             --        --               (108)
    Payments received from contract
       owners                                                  128,899       154,193          31,200        --             35,374
    Transfers between sub-accounts
       (including fixed account), net                           16,047        23,975              --        --              5,487
    Transfers for contract benefits
       and terminations                                            175            --              --        --                (11)
                                                           ------------   --------------   ----------   -------------  ------------

             Net increase (decrease) in
                net assets from contract
                transactions                                   145,124       178,182          31,300       100             40,842
                                                           ------------   --------------   ----------   -------------  ------------

             Net increase (decrease)
                in net assets                                  129,917       181,053          32,472       105             44,757

Net assets at beginning of period                                   --            --              --        --                 --
                                                           ------------   --------------   ----------   -------------  ------------

Net assets at end of period                              $     129,917       181,053          32,472       105             44,757
                                                           ============   ==============   ==========   =============  ============

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Changes in Net Assets

Year ended December 31, 1998


                                                               KEMPER                          MFS
                                                      -------------------------  ----------------------------------------
                                                                                                     GROWTH
                                                      SMALL CAP     GOVERNMENT                        WITH     EMERGING
                                                       VALUE        SECURITIES   BOND     RESEARCH   INCOME     GROWTH
                                                      ---------   -------------  ------  ---------  ---------  ----------
Increase (decrease) in net assets from
   operations:
     Net investment income (loss)                   $     (889)         (42)        --     (1,500)    (4,815)    (3,541)
     Net realized gain (loss)                           (6,422)          --         --        145     (4,972)    (2,706)
     Change in unrealized appreciation
       during the year                                 (13,980)         206          5     24,572     54,989     87,574
                                                      ---------   -------------  ------  ---------  ---------  ----------

           Net increase (decrease) in
             net assets from operations                (21,291)         164          5     23,217     45,202     81,327
                                                      ---------   -------------  ------  ---------  ---------  ----------

Contract transactions:
   Cova payments                                           100          100        100        100        100        100
   Cova transfers                                          (78)          --         --       (123)      (120)      (126)
   Payments received from contract
     owners                                            184,026       23,032         --    252,002    692,249    527,982
   Transfers between sub-accounts
     (including fixed account), net                    (15,831)       3,490         --     42,134     48,220     24,659
   Transfers for contract benefits
     and terminations                                     (983)          --         --       (746)    (3,293)    (2,059)
                                                      ---------   -------------  ------  ---------  ---------  ----------

           Net increase (decrease) in
             net assets from contract
             transactions                              167,234       26,622        100    293,367    737,156    550,556
                                                      ---------   -------------  ------  ---------  ---------  ----------

           Net increase (decrease)
             in net assets                             145,943       26,786        105    316,584    782,358    631,883

Net assets at beginning of period                           --           --         --         --         --         --
                                                      ---------   -------------  ------  ---------  ---------  ----------

Net assets at end of period                         $  145,943       26,786        105    316,584    782,358    631,883
                                                      =========   =============  ======  =========  =========  ==========

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Changes in Net Assets

Year ended December 31, 1998


                                                                           MFS                        OPPENHEIMER
                                                      ------------------------------------------- ---------------------
                                                       F&C EMERGING                                           GROWTH
                                                         MARKETS         HIGH        WORLD                      AND
                                                          EQUITY        INCOME      GOVERNMENTS    GROWTH     INCOME
                                                      ---------------- ---------- --------------- ---------  ---------
Increase (decrease) in net assets from
   operations:
     Net investment income (loss)                   $         124           (541)         (8)         (286)      (748)
     Net realized gain (loss)                             (10,435)        (1,086)          1         1,028       (157)
     Change in unrealized appreciation
       during the year                                     (7,685)        (2,625)        189         9,357       (771)
                                                      ---------------- ---------- --------------- ---------  ---------

           Net increase (decrease) in
             net assets from operations                   (17,996)        (4,252)        182        10,099     (1,676)
                                                      ---------------- ---------- --------------- ---------  ---------

Contract transactions:
   Cova payments                                              100            100         100           100        100
   Cova transfers                                             (65)           (93)         --            --        (89)
   Payments received from contract
     owners                                                71,508        125,820       3,193        42,486    144,121
   Transfers between sub-accounts
     (including fixed account), net                       (25,211)         8,401         625         9,440     11,637
   Transfers for contract benefits
     and terminations                                        (471)          (962)         --          (455)      (209)
                                                      ---------------- ---------- --------------- ---------  ---------

           Net increase (decrease) in
             net assets from contract
             transactions                                  45,861        133,266       3,918        51,571    155,560
                                                      ---------------- ---------- --------------- ---------  ---------

           Net increase (decrease)
             in net assets                                 27,865        129,014       4,100        61,670    153,884

Net assets at beginning of period                              --             --          --            --         --
                                                      ---------------- ---------- --------------- ---------  ---------

Net assets at end of period                         $      27,865        129,014       4,100        61,670    153,884
                                                      ================ ========== =============== =========  =========

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Changes in Net Assets

Year ended December 31, 1998


                                                                             OPPENHEIMER                             PUTNAM
                                                                  -----------------------------------------  ----------------------
                                                                                                               GROWTH
                                                                     HIGH                       STRATEGIC       AND         NEW
                                                                    INCOME        BOND           BOND          INCOME      VALUE
                                                                  -----------  ------------  --------------  -----------  ---------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                              $       (559)       (2,628)         (166)        (5,191)       101
      Net realized gain (loss)                                          (139)          238            (4)        (4,815)        79
      Change in unrealized appreciation
        during the year                                               (2,071)       12,503          (129)        44,649        860
                                                                  -----------  ------------  --------------  -----------  ---------

             Net increase (decrease) in
               net assets from operations                             (2,769)       10,113          (299)        34,643      1,040
                                                                  -----------  ------------  --------------  -----------  ---------

Contract transactions:
    Cova payments                                                        100           100           100            100        100
    Cova transfers                                                       (93)         (105)           --           (113)        --
    Payments received from contract
      owners                                                          93,367       407,896        22,655        787,874      4,669
    Transfers between sub-accounts
      (including fixed account), net                                  14,033        73,891         4,823         94,763     17,311
    Transfers for contract benefits
      and terminations                                                  (274)       (2,545)           --         (3,713)        (1)
                                                                  -----------  ------------  --------------  -----------  ---------

             Net increase (decrease) in
               net assets from contract
               transactions                                          107,133       479,237        27,578        878,911     22,079
                                                                  -----------  ------------  --------------  -----------  ---------

             Net increase (decrease)
               in net assets                                         104,364       489,350        27,279        913,554     23,119

Net assets at beginning of period                                         --            --            --             --         --
                                                                  -----------  ------------    ----------    -----------  ---------

Net assets at end of period                                     $    104,364       489,350        27,279        913,554     23,119
                                                                  ===========  ============  ==============  ===========  =========

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Changes in Net Assets

Year ended December 31, 1998


                                                                     PUTNAM                                   TEMPLETON
                                                  ---------------------------------------- ----------------------------------------
                                                                             INTERNATIONAL                                MUTUAL
                                                             INTERNATIONAL        NEW                      DEVELOPING     SHARES
                                                   VISTA      GROWTH         OPPORTUNITIES  INTERNATIONAL   MARKETS     INVESTMENTS
                                                  ---------  ------------   --------------  -------------  -----------  ------------
Increase (decrease) in net assets from
   operations:
     Net investment income (loss)               $     (436)    (1,984)          (266)          (139)            (93)        (3)
     Net realized gain (loss)                          (12)    (8,326)           (27)             9               8         --
     Change in unrealized appreciation
       during the year                               7,815     (2,297)           299          4,711           3,570        263
                                                  ---------  ------------   --------------  -------------  ------------  ----------

           Net increase (decrease) in
             net assets from operations              7,367    (12,607)             6          4,581           3,485        260
                                                  ---------  ------------   --------------  -------------  ------------  ----------

Contract transactions:
   Cova payments                                       100        100            100            100             100        100
   Cova transfers                                     (109)      (127)          (109)            --            (133)        --
   Payments received from contract
     owners                                         46,531    674,756         50,740         54,930          25,540      8,079
   Transfers between sub-accounts
     (including fixed account), net                 26,352      5,031          3,797          1,153          24,157        666
   Transfers for contract benefits
     and terminations                                   12     (3,667)            92           (133)             --         --
                                                  ---------  ------------   --------------  -------------  ------------  ----------

           Net increase (decrease) in
             net assets from contract
             transactions                           72,886    676,093         54,620         56,050          49,664      8,845
                                                  ---------  ------------   --------------  -------------  ------------  ----------

           Net increase (decrease)
             in net assets                          80,253    663,486         54,626         60,631          53,149      9,105

Net assets at beginning of period                       --         --             --             --              --         --
                                                  ---------  ------------   --------------  -------------  ------------  ----------

Net assets at end of period                     $   80,253    663,486         54,626         60,631          53,149      9,105
                                                  =========  ============   ==============  =============  ============  ==========

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Changes in Net Assets

Year ended December 31, 1998


                                                                             Fidelity
                                                     ----------------------------------------------------------

                                                                                Growth         Growth &  Equity-
                                                     Growth      Contrafund    Opportunities   Income    Income       Total
                                                     -------  -------------  ---------------  ---------  --------  -------------
Increase (decrease) in net assets
   from operations:
     Net investment income (loss)                  $    (17)       (1)              -            (58)     (12)       (197,302)
     Net realized gain (loss)                             -         -               -              -        -       4,192,008
     Change in unrealized appreciation
       during the year                                1,118        99              19          3,784      635       8,280,979
                                                     -------  -----------  --------------   ---------  --------  -------------

           Net increase (decrease) in
             net assets from operations               1,101        98              19          3,726      623      12,275,685
                                                     -------  -----------  --------------   ---------  --------  -------------

Contract transactions:
   Cova payments                                        100       100             100            100      100           4,200
   Cova transfers                                         -         -               -              -        -          (2,511)
   Payments received from contract
     owners                                             990       777               -          3,746    2,968      18,342,571
   Transfers between sub-accounts
     (including fixed account), net                   4,427         -           1,226         17,428    4,427      32,538,428
   Transfers for contract benefits
     and terminations                                     5         -               -            524      121      (4,604,519)
                                                     -------  -----------  --------------   ---------  --------  -------------

           Net increase (decrease) in
             net assets from contract
             transactions                             5,522       877           1,326         21,798    7,616      46,278,169
                                                     -------  -----------  --------------   ---------  --------  -------------

           Net increase (decrease)
             in net assets                            6,623       975           1,345         25,524    8,239      58,553,854

Net assets at beginning of period                         -         -               -              -        -      69,315,373
                                                     -------  -----------  --------------   ---------  --------  -------------

Net assets at end of period                        $  6,623       975           1,345         25,524    8,239     127,869,227
                                                     =======  ===========  ==============   =========  ========  =============

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Changes in Net Assets

Year ended December 31, 1997


                                                                           TRUST
                                           ---------------------------------------------------------------------------
                                                                                   VKAC
                                           QUALITY      MONEY        STOCK       GROWTH AND     BOND        DEVELOPING
                                            INCOME      MARKET       INDEX        INCOME      DEBENTURE      GROWTH
                                           ---------  -----------  -----------  -----------  -----------  ------------
Increase in net assets from operations:
   Net investment income (loss)          $   21,228       33,229        1,305          917      120,111         (65)
   Net realized gain (loss)                    (265)          --       24,202       17,990        6,426         (15)
   Change in unrealized appreciation
     during the year                         14,231           --      311,158      213,640      154,943         404
                                           ---------  -----------  -----------  -----------  -----------  ------------

           Net increase in net
             assets from operations          35,194       33,229      336,665      232,547      281,480         324
                                           ---------  -----------  -----------  -----------  -----------  ------------

Contract transactions:
   Payments received from contract
     owners                                   5,588    5,425,271       21,617      145,535      986,444      15,000
   Transfers between sub-accounts
     (including fixed account), net         437,402   (5,336,710)     444,691      627,885    2,836,964      48,082
   Transfers for contract benefits
     and terminations                       (46,134)     (73,008)     (25,416)     (12,290)     (76,410)        166
                                           ---------  -----------  -----------  -----------  -----------  ------------

           Net increase in net assets
             from contract transactions     396,856       15,553      440,892      761,130    3,746,998      63,248
                                           ---------  -----------  -----------  -----------  -----------  ------------

           Net increase in net assets       432,050       48,782      777,557      993,677    4,028,478      63,572

Net assets at beginning of period           298,944      321,874      959,962      686,276      446,659          --
                                           ---------  -----------  -----------  -----------  -----------  ------------

Net assets at end of period              $  730,994      370,656    1,737,519    1,679,953    4,475,137      63,572
                                           =========  ===========  ===========  ===========  ===========  ============

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Changes in Net Assets

Year ended December 31, 1997


                                                    -----------------------------------------------------------------------------

                                                      MID-CAP      QUALITY          SMALL CAP      LARGE CAP         SELECT
                                                      VALUE          BOND           STOCK            STOCK           EQUITY
                                                    -----------  -------------   -------------   --------------   -------------
Increase in net assets from operations:
    Net investment income (loss)                  $       (17)         76,826         (29,973)         (14,663)        (32,802)
    Net realized gain (loss)                               50          12,743          19,329          566,223          50,103
    Change in unrealized appreciation
      during the year                                   2,536          39,803         731,752          574,012       1,183,581
                                                    -----------  -------------   -------------   --------------   -------------

             Net increase in net
               assets from operations                   2,569         129,372         721,108        1,125,572       1,200,882
                                                    -----------  -------------   -------------   --------------   -------------

Contract transactions:
    Payments received from contract
      owners                                           32,249         283,752         965,134        1,764,924       1,672,740
    Transfers between sub-accounts
      (including fixed account), net                   54,202       1,563,687       3,732,024        6,016,134       5,100,198
    Transfers for contract benefits
      and terminations                                     68         (28,465)       (119,268)        (113,206)       (139,188)
                                                    -----------  -------------   -------------   --------------   -------------

             Net increase in net assets
               from contract transactions              86,519       1,818,974       4,577,890        7,667,852       6,633,750
                                                    -----------  -------------   -------------   --------------   -------------

             Net increase in net assets                89,088       1,948,346       5,298,998        8,793,424       7,834,632

Net assets at beginning of period                          --         669,136       1,279,185        1,430,823       2,010,553
                                                    -----------  -------------   -------------   --------------   -------------

Net assets at end of period                       $    89,088       2,617,482       6,578,183       10,224,247       9,845,185
                                                    ===========  =============   =============   ==============   =============

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Changes in Net Assets

Year ended December 31, 1997


                                                        TRUST           LORD ABBETT        GACC
                                                    ----------------  ----------------   -----------
                                                                          GROWTH
                                                       INTERNATIONAL        AND            MONEY
                                                        EQUITY            INCOME           MARKET         TOTAL
                                                    ----------------  ----------------   -----------  ---------------
Increase in net assets from operations:
    Net investment income (loss)                  $        (1,201)           165,930           (119)         340,706
    Net realized gain (loss)                                6,340          1,595,470             74        2,298,670
    Change in unrealized appreciation
      during the year                                      24,972          1,139,321            440        4,390,793
                                                    ----------------  ----------------   -----------  ---------------

             Net increase in net
               assets from operations                      30,111          2,900,721            395        7,030,169
                                                    ----------------  ----------------   -----------  ---------------

Contract transactions:
    Payments received from contract
      owners                                            1,161,490          1,887,670        178,947       14,546,361
    Transfers between sub-accounts
      (including fixed account), net                    3,891,923         10,712,632        (29,039)      30,100,075
    Transfers for contract benefits
      and terminations                                    (92,391)          (515,567)            --       (1,241,109)
                                                    ----------------  ----------------   -----------  ---------------

             Net increase in net assets
               from contract transactions               4,961,022         12,084,735        149,908       43,405,327
                                                    ----------------  ----------------   -----------  ---------------

             Net increase in net assets                 4,991,133         14,985,456        150,303       50,435,496

Net assets at beginning of period                       1,360,259          9,416,206             --       18,879,877
                                                    ----------------  ----------------   -----------  ---------------

Net assets at end of period                       $     6,351,392         24,401,662        150,303       69,315,373
                                                    ================  ================   ===========  ===============

See accompanying notes to financial statements.


                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



  (1)   ORGANIZATION

        Cova Variable Annuity Account Five (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Cova Financial Life Insurance Company (Cova) and exists in accordance with the regulations of the California Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by Cova.

        The Separate Account is divided into sub-accounts with the assets of each sub-account invested in the corresponding portfolios of the following investment companies:

              Cova Series Trust (Trust)                                                           13 portfolios
              Lord Abbett Series Fund, Inc. (Lord Abbett)                                          1 portfolio
              General American Capital Company (GACC)                                              1 portfolio
              Russell Insurance Funds (Russell)                                                    4 portfolios
              AIM Variable Insurance Funds, Inc. (AIM)                                             3 portfolios
              Alliance Variable Products Series Funds, Inc. (Alliance)                             2 portfolios
              Liberty Variable Investment Trust (Liberty)                                          1 portfolio
              Goldman Sachs Variable Insurance Trust (Goldman Sachs)                               3 portfolios
              Investors Fund Series (Kemper)                                                       4 portfolios
              MFS Variable Insurance Trust (MFS)                                                   7 portfolios
              Oppenheimer Variable Account Funds (Oppenheimer)                                     5 portfolios
              Putnam Variable Trust (Putnam)                                                       5 portfolios
              Templeton Variable Products Series Fund (Templeton)                                  3 portfolios
              Variable Insurance Products Fund, Fund II, and Fund III (Fidelity)                   5 portfolios

        Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940 as amended. Not all sub-accounts are available for investment depending upon the terms of the variable annuity contracts offered for sale by Cova.

  (2)   SIGNIFICANT ACCOUNTING POLICIES

        (A)   INVESTMENT VALUATION

              Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

        (B)   REINVESTMENT OF DISTRIBUTIONS

              With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

              GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a capital gain in the Separate Account.

        (C)   FEDERAL INCOME TAXES

              The operations of the Separate Account are included in the Federal income tax return of Cova, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, Cova believes it will be treated as the owner of the Separate Account assets for Federal income tax purposes and does not expect to incur Federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge is being made currently to the Separate Account for Federal income taxes. A charge may be made in future years for any Federal income taxes that would be attributable to the contracts.

  (3)   SEPARATE ACCOUNT EXPENSES

        Cova deducts a daily charge from the net assets of the Separate Account equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks and 0.15% for administrative expenses. The mortality risks assumed by Cova arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal fee in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.

  (4)   CONTRACT FEES

        There are no deductions made from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, a withdrawal fee may be assessed and deducted from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within five years after receipt and is equal to 5% of the purchase payment withdrawn. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. In 1998, surrender fees of $60,272 were deducted from the contract values in the Separate Account.

        An annual contract maintenance fee of $30 is imposed on all variable annuity contracts with contract values less than $50,000 on their policy anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the sub-accounts and the fixed rate account to which the contract value is allocated.

        Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among the available sub-accounts of the Separate Account and the fixed rate account offered by Cova. If more than 12 transfers have been made in the contract year, a transfer fee of $25 per transfer or, if less, 2% of amount transferred, will be deducted from the contract account value. Transfers made in the Dollar Cost Averaging program are not subject to the transfer fee.

        In 1998, contract maintenance and transfer fees of $27,322 were deducted from the contract values in the Separate Account.

        Cova currently advances any premium taxes due at the time purchase payments are made and then deducts premium taxes from the contract value at the time annuity payments begin. Cova reserves the right to deduct premium taxes when incurred.

  (5)   SUBSEQUENT EVENT

        On January 8, 1999, the four sub-accounts investing in the Trust portfolios managed by Van Kampen American Capital Advisory Corp. (VKAC)
        - Quality Income, Money Market, Stock Index, and VKAC Growth and Income portfolios ceased operations and their assets were transferred to one new and three existing sub-accounts in accordance with the substitution order issued by the Securities and Exchange Commission.

        On January 8, 1999, the Lord Abbett Growth and Income sub-account ceased operations and its assets were transferred to the Trust Lord Abbett Growth and Income sub-account which commenced operations on January 8, 1999. The Trust Lord Abbett Growth and Income sub-account invests in the Trust Lord Abbett Growth and Income Portfolio which commenced operations on January 8, 1999. The Trust Lord Abbett Growth and Income Portfolio is managed by Lord Abbett who also manages the Lord Abbett Growth and Income Portfolio.


COVA VARIABLE ANNUITY ACCOUNT FIVE

Notes to Financial Statements

December 31, 1998 and 1997


  (6)  UNIT FAIR VALUES

       A summary of accumulation unit values, net assets, total return, and expense ratios for each sub-account follows:


                                                         COMMENCED                   ACCUMULATION UNIT VALUE
                                                                        ---------------------------------------------------
                                                        OPERATIONS         1998         1997         1996         1995
                                                        ------------    -----------  -----------  ------------ ------------


       Trust Quality Income*                             08/16/95     $  17.539867    16.716340     15.540286    15.331980
       Trust Money Market*                               06/19/95        12.882157    12.375227     11.879722    11.425132
       Trust Stock Index*                                07/20/95        31.522519    24.963612     19.036955    15.773909
       Trust VKAC Growth and Income*                     07/19/95        24.396679    20.978338     17.008156    14.608910
       Trust Bond Debenture                              05/20/96        13.496510    12.881799     11.294929           --
       Trust Developing Growth                           11/07/97        11.067868    10.527555            --           --
       Trust Large Cap Research                          02/17/98        11.825638           --            --           --
       Trust Mid-Cap Value                               11/07/97        10.437956    10.467957            --           --
       Trust Quality Bond                                05/20/96        11.914509    11.155144     10.368767           --
       Trust Small Cap Stock                             05/15/96        12.582885    13.491493     11.308427           --
       Trust Large Cap Stock                             05/16/96        19.428505    14.889464     11.334982           --
       Trust Select Equity                               05/15/96        16.987203    14.053503     10.838053           --
       Trust International Equity                        05/14/96        12.889314    11.462436     10.967004           --
       Lord Abbett Growth and Income*                    07/20/95        34.325431    30.837057     25.089540    21.306278
       GACC Money Market                                 12/04/97        11.109949    10.667017            --           --
       Russell Multi-Style Equity                        12/31/97        12.740123    10.000000            --           --
       Russell Aggressive Equity                         12/31/97        10.001283    10.000000            --           --
       Russell Non-US                                    12/31/97        11.182808    10.000000            --           --
       Russell Core Bond                                 12/31/97        10.631124    10.000000            --           --
       AIM Value                                         12/31/97        13.075597    10.000000            --           --
       AIM Capital Appreciation                          12/31/97        11.800084    10.000000            --           --
       AIM International Equity                          12/31/97        11.418467    10.000000            --           --
       Alliance Premier Growth                           12/31/97        14.620511    10.000000            --           --
       Alliance Real Estate Investment                   12/31/97         8.000583    10.000000            --           --
       Liberty Newport Tiger                             12/31/97         9.278784    10.000000            --           --
       Goldman Sachs Growth and Income                   03/31/98         9.911702           --            --           --
       Goldman Sachs International Equity                03/31/98        11.416783           --            --           --
       Goldman Sachs Global Income                       03/31/98        10.815310           --            --           --
       Kemper Dreman High Return Equity                  05/15/98        10.489000           --            --           --
       Kemper Small Cap Growth                           12/31/97        11.687795    10.000000            --           --
       Kemper Small Cap Value                            12/31/97         8.770360    10.000000            --           --
       Kemper Government Securities                      12/31/97        10.634608    10.000000            --           --
       MFS Bond                                          05/15/98        10.509000           --            --           --
       MFS Research                                      12/31/97        12.179142    10.000000            --           --
       MFS Growth with Income                            12/31/97        12.075079    10.000000            --           --
       MFS Emerging Growth                               12/31/97        13.244101    10.000000            --           --
       MFS / F&C Emerging Markets Equity                 12/31/97         6.581757    10.000000            --           --
       MFS High Income                                   12/31/97         9.863111    10.000000            --           --
       MFS World Governments                             12/31/97        10.663503    10.000000            --           --
       Oppenheimer Growth                                12/31/97        12.244057    10.000000            --           --
       Oppenheimer Growth & Income                       12/31/97        10.340279    10.000000            --           --
       Oppenheimer High Income                           12/31/97         9.907918    10.000000            --           --
       Oppenheimer Bond                                  12/31/97        10.551643    10.000000            --           --
       Oppenheimer Strategic Bond                        12/31/97        10.164797    10.000000            --           --
       Putnam Growth and Income                          12/31/97        11.403244    10.000000            --           --
       Putnam New Value                                  12/31/97        10.498075    10.000000            --           --
       Putnam Vista                                      12/31/97        11.804097    10.000000            --           --
       Putnam International Growth                       12/31/97        11.729428    10.000000            --           --
       Putnam International New Opportunities            12/31/97        11.420772    10.000000            --           --
       Templeton International                           09/21/98         9.149729           --            --           --
       Templeton Developing Markets                      09/21/98         7.557531           --            --           --
       Templeton Mutual Shares Investments               09/21/98         9.646506           --            --           --
       Fidelity VIP Growth                               02/17/98        13.115493           --            --           --
       Fidelity VIP II Contrafund                        02/17/98        12.429344           --            --           --
       Fidelity VIP III Growth Opportunities             02/17/98        11.814000           --            --           --
       Fidelity VIP III Growth & Income                  02/17/98        12.259160           --            --           --
       Fidelity VIP Equity-Income                        02/17/98        10.674283           --            --           --
                                                                        ===========  ===========  ============ ============

   * Sub-account ceased operations on January 8, 1999.

  ** Performance returns for sub-accounts that commenced operations during the year are not annualized. Expense ratios for sub-accounts that commenced operations during the year are annualized.

COVA VARIABLE ANNUITY ACCOUNT FIVE

Notes to Financial Statements

December 31, 1998 and 1997


  (6)  UNIT FAIR VALUES

       A summary of accumulation unit values, net assets, total return, and expense ratios for each sub-account follows:


                                                         COMMENCED                NET ASSETS (IN 000'S)
                                                                        ------------------------------------------
                                                        OPERATIONS       1998        1997        1996       1995
                                                        ------------    --------    --------    -------    -------
       Trust Quality Income*                             08/16/95     $     771         731        299        133
       Trust Money Market*                               06/19/95           267         371        322        326
       Trust Stock Index*                                07/20/95         2,306       1,738        960        211
       Trust VKAC Growth and Income*                     07/19/95         2,119       1,680        686        105
       Trust Bond Debenture                              05/20/96         9,200       4,475        447         --
       Trust Developing Growth                           11/07/97           785          64         --         --
       Trust Large Cap Research                          02/17/98           590          --         --         --
       Trust Mid-Cap Value                               11/07/97           892          89         --         --
       Trust Quality Bond                                05/20/96         5,970       2,617        669         --
       Trust Small Cap Stock                             05/15/96         8,354       6,578      1,279         --
       Trust Large Cap Stock                             05/16/96        22,001      10,224      1,431         --
       Trust Select Equity                               05/15/96        17,884       9,845      2,011         --
       Trust International Equity                        05/14/96        10,046       6,351      1,360         --
       Lord Abbett Growth and Income*                    07/20/95        37,098      24,402      9,416      2,675
       GACC Money Market                                 12/04/97         1,440         150         --         --
       Russell Multi-Style Equity                        12/31/97           616          --         --         --
       Russell Aggressive Equity                         12/31/97            87          --         --         --
       Russell Non-US                                    12/31/97           204          --         --         --
       Russell Core Bond                                 12/31/97           654          --         --         --
       AIM Value                                         12/31/97            37          --         --         --
       AIM Capital Appreciation                          12/31/97            66          --         --         --
       AIM International Equity                          12/31/97           174          --         --         --
       Alliance Premier Growth                           12/31/97           919          --         --         --
       Alliance Real Estate Investment                   12/31/97           177          --         --         --
       Liberty Newport Tiger                             12/31/97            22          --         --         --
       Goldman Sachs Growth and Income                   03/31/98           130          --         --         --
       Goldman Sachs International Equity                03/31/98           181          --         --         --
       Goldman Sachs Global Income                       03/31/98            32          --         --         --
       Kemper Dreman High Return Equity                  05/15/98            --          --         --         --
       Kemper Small Cap Growth                           12/31/97            45          --         --         --
       Kemper Small Cap Value                            12/31/97           146          --         --         --
       Kemper Government Securities                      12/31/97            27          --         --         --
       MFS Bond                                          05/15/98            --          --         --         --
       MFS Research                                      12/31/97           317          --         --         --
       MFS Growth with Income                            12/31/97           782          --         --         --
       MFS Emerging Growth                               12/31/97           632          --         --         --
       MFS / F&C Emerging Markets Equity                 12/31/97            28          --         --         --
       MFS High Income                                   12/31/97           129          --         --         --
       MFS World Governments                             12/31/97             4          --         --         --
       Oppenheimer Growth                                12/31/97            62          --         --         --
       Oppenheimer Growth & Income                       12/31/97           154          --         --         --
       Oppenheimer High Income                           12/31/97           104          --         --         --
       Oppenheimer Bond                                  12/31/97           489          --         --         --
       Oppenheimer Strategic Bond                        12/31/97            27          --         --         --
       Putnam Growth and Income                          12/31/97           914          --         --         --
       Putnam New Value                                  12/31/97            23          --         --         --
       Putnam Vista                                      12/31/97            80          --         --         --
       Putnam International Growth                       12/31/97           663          --         --         --
       Putnam International New Opportunities            12/31/97            55          --         --         --
       Templeton International                           09/21/98            61          --         --         --
       Templeton Developing Markets                      09/21/98            53          --         --         --
       Templeton Mutual Shares Investments               09/21/98             9          --         --         --
       Fidelity VIP Growth                               02/17/98             7          --         --         --
       Fidelity VIP II Contrafund                        02/17/98             1          --         --         --
       Fidelity VIP III Growth Opportunities             02/17/98             1          --         --         --
       Fidelity VIP III Growth & Income                  02/17/98            26          --         --         --
       Fidelity VIP Equity-Income                        02/17/98             8          --         --         --
                                                                        ========    ========    =======    =======

   * Sub-account ceased operations on January 8, 1999.

  ** Performance returns for sub-accounts that commenced operations during the year are not annualized. Expense ratios for sub-accounts that commenced operations during the year are annualized.

COVA VARIABLE ANNUITY ACCOUNT FIVE

Notes to Financial Statements

December 31, 1998 and 1997


  (6)  UNIT FAIR VALUES

       A summary of accumulation unit values, net assets, total return, and expense ratios for each sub-account follows:


                                                         COMMENCED                     TOTAL RETURN**
                                                                        ---------------------------------------------
                                                        OPERATIONS       1998           1997       1996        1995
                                                        ------------    -------        -------    -------     -------


       Trust Quality Income*                             08/16/95         4.93 %         7.57       1.36        6.30
       Trust Money Market*                               06/19/95         4.10           4.17       3.98        2.61
       Trust Stock Index*                                07/20/95        26.27          31.13      20.69       11.65
       Trust VKAC Growth and Income*                     07/19/95        16.30          23.34      16.42       11.93
       Trust Bond Debenture                              05/20/96         4.77          14.05      11.32          --
       Trust Developing Growth                           11/07/97         5.13          (2.80)        --          --
       Trust Large Cap Research                          02/17/98         9.94             --         --          --
       Trust Mid-Cap Value                               11/07/97         (.29)          4.17         --          --
       Trust Quality Bond                                05/20/96         6.81           7.58       4.20          --
       Trust Small Cap Stock                             05/15/96        (6.74)         19.31       3.69          --
       Trust Large Cap Stock                             05/16/96        30.49          31.36      11.62          --
       Trust Select Equity                               05/15/96        20.88          29.67       6.76          --
       Trust International Equity                        05/14/96        12.45           4.52       8.60          --
       Lord Abbett Growth and Income*                    07/20/95        11.31          22.91      17.76        9.05
       GACC Money Market                                 12/04/97         4.15            .34         --          --
       Russell Multi-Style Equity                        12/31/97        27.40             --         --          --
       Russell Aggressive Equity                         12/31/97          .01             --         --          --
       Russell Non-US                                    12/31/97        11.83             --         --          --
       Russell Core Bond                                 12/31/97         6.31             --         --          --
       AIM Value                                         12/31/97        30.76             --         --          --
       AIM Capital Appreciation                          12/31/97        18.00             --         --          --
       AIM International Equity                          12/31/97        14.19             --         --          --
       Alliance Premier Growth                           12/31/97        46.21             --         --          --
       Alliance Real Estate Investment                   12/31/97       (19.99)            --         --          --
       Liberty Newport Tiger                             12/31/97        (7.21)            --         --          --
       Goldman Sachs Growth and Income                   03/31/98       (11.60)            --         --          --
       Goldman Sachs International Equity                03/31/98         1.94             --         --          --
       Goldman Sachs Global Income                       03/31/98         6.53             --         --          --
       Kemper Dreman High Return Equity                  05/15/98         4.89             --         --          --
       Kemper Small Cap Growth                           12/31/97        16.88             --         --          --
       Kemper Small Cap Value                            12/31/97       (12.30)            --         --          --
       Kemper Government Securities                      12/31/97         6.35             --         --          --
       MFS Bond                                          05/15/98         5.09             --         --          --
       MFS Research                                      12/31/97        21.79             --         --          --
       MFS Growth with Income                            12/31/97        20.75             --         --          --
       MFS Emerging Growth                               12/31/97        32.44             --         --          --
       MFS / F&C Emerging Markets Equity                 12/31/97       (34.18)            --         --          --
       MFS High Income                                   12/31/97        (1.37)            --         --          --
       MFS World Governments                             12/31/97         6.63             --         --          --
       Oppenheimer Growth                                12/31/97        22.44             --         --          --
       Oppenheimer Growth & Income                       12/31/97         3.40             --         --          --
       Oppenheimer High Income                           12/31/97        (0.92)            --         --          --
       Oppenheimer Bond                                  12/31/97         5.52             --         --          --
       Oppenheimer Strategic Bond                        12/31/97         1.65             --         --          --
       Putnam Growth and Income                          12/31/97        14.03             --         --          --
       Putnam New Value                                  12/31/97         4.98             --         --          --
       Putnam Vista                                      12/31/97        18.04             --         --          --
       Putnam International Growth                       12/31/97        17.29             --         --          --
       Putnam International New Opportunities            12/31/97        14.21             --         --          --
       Templeton International                           09/21/98        15.92             --         --          --
       Templeton Developing Markets                      09/21/98        33.87             --         --          --
       Templeton Mutual Shares Investments               09/21/98        11.61             --         --          --
       Fidelity VIP Growth                               02/17/98        31.16             --         --          --
       Fidelity VIP II Contrafund                        02/17/98        24.29             --         --          --
       Fidelity VIP III Growth Opportunities             02/17/98        18.14             --         --          --
       Fidelity VIP III Growth & Income                  02/17/98        22.59             --         --          --
       Fidelity VIP Equity-Income                        02/17/98         6.74             --         --          --
                                                                        =======        =======    =======     =======

   * Sub-account ceased operations on January 8, 1999.

  ** Performance returns for sub-accounts that commenced operations during the year are not annualized. Expense ratios for sub-accounts that commenced operations during the year are annualized.

COVA VARIABLE ANNUITY ACCOUNT FIVE

Notes to Financial Statements

December 31, 1998 and 1997


  (6)  UNIT FAIR VALUES

       A summary of accumulation unit values, net assets, total return, and expense ratios for each sub-account follows:

                                                                               SEPARATE ACCOUNT EXPENSES
                                                         COMMENCED              TO AVERAGE NET ASSETS**
                                                                        -----------------------------------------
                                                        OPERATIONS       1998       1997       1996        1995
                                                        ------------    -------    -------    -------     -------


       Trust Quality Income*                             08/16/95         1.40       1.40       1.40        1.40
       Trust Money Market*                               06/19/95         1.40       1.40       1.40        1.40
       Trust Stock Index*                                07/20/95         1.40       1.40       1.40        1.40
       Trust VKAC Growth and Income*                     07/19/95         1.40       1.40       1.40        1.40
       Trust Bond Debenture                              05/20/96         1.40       1.40       1.40          --
       Trust Developing Growth                           11/07/97         1.40       1.40         --          --
       Trust Large Cap Research                          02/17/98         1.40         --         --          --
       Trust Mid-Cap Value                               11/07/97         1.40       1.40         --          --
       Trust Quality Bond                                05/20/96         1.40       1.40       1.40          --
       Trust Small Cap Stock                             05/15/96         1.40       1.40       1.40          --
       Trust Large Cap Stock                             05/16/96         1.40       1.40       1.40          --
       Trust Select Equity                               05/15/96         1.40       1.40       1.40          --
       Trust International Equity                        05/14/96         1.40       1.40       1.40          --
       Lord Abbett Growth and Income*                    07/20/95         1.40       1.40       1.40        1.40
       GACC Money Market                                 12/04/97         1.40       1.40         --          --
       Russell Multi-Style Equity                        12/31/97         1.40         --         --          --
       Russell Aggressive Equity                         12/31/97         1.40         --         --          --
       Russell Non-US                                    12/31/97         1.40         --         --          --
       Russell Core Bond                                 12/31/97         1.40         --         --          --
       AIM Value                                         12/31/97         1.40         --         --          --
       AIM Capital Appreciation                          12/31/97         1.40         --         --          --
       AIM International Equity                          12/31/97         1.40         --         --          --
       Alliance Premier Growth                           12/31/97         1.40         --         --          --
       Alliance Real Estate Investment                   12/31/97         1.40         --         --          --
       Liberty Newport Tiger                             12/31/97         1.39         --         --          --
       Goldman Sachs Growth and Income                   03/31/98         1.40         --         --          --
       Goldman Sachs International Equity                03/31/98         1.40         --         --          --
       Goldman Sachs Global Income                       03/31/98         1.40         --         --          --
       Kemper Dreman High Return Equity                  05/15/98          .55         --         --          --
       Kemper Small Cap Growth                           12/31/97         1.40         --         --          --
       Kemper Small Cap Value                            12/31/97         1.40         --         --          --
       Kemper Government Securities                      12/31/97         1.38         --         --          --
       MFS Bond                                          05/15/98          .52         --         --          --
       MFS Research                                      12/31/97         1.40         --         --          --
       MFS Growth with Income                            12/31/97         1.40         --         --          --
       MFS Emerging Growth                               12/31/97         1.40         --         --          --
       MFS / F&C Emerging Markets Equity                 12/31/97         1.40         --         --          --
       MFS High Income                                   12/31/97         1.40         --         --          --
       MFS World Governments                             12/31/97         1.37         --         --          --
       Oppenheimer Growth                                12/31/97         1.40         --         --          --
       Oppenheimer Growth & Income                       12/31/97         1.40         --         --          --
       Oppenheimer High Income                           12/31/97         1.40         --         --          --
       Oppenheimer Bond                                  12/31/97         1.40         --         --          --
       Oppenheimer Strategic Bond                        12/31/97         1.40         --         --          --
       Putnam Growth and Income                          12/31/97         1.40         --         --          --
       Putnam New Value                                  12/31/97         1.40         --         --          --
       Putnam Vista                                      12/31/97         1.40         --         --          --
       Putnam International Growth                       12/31/97         1.40         --         --          --
       Putnam International New Opportunities            12/31/97         1.40         --         --          --
       Templeton International                           09/21/98         1.40         --         --          --
       Templeton Developing Markets                      09/21/98         1.40         --         --          --
       Templeton Mutual Shares Investments               09/21/98         1.32         --         --          --
       Fidelity VIP Growth                               02/17/98         1.35         --         --          --
       Fidelity VIP II Contrafund                        02/17/98          .75         --         --          --
       Fidelity VIP III Growth Opportunities             02/17/98          .52         --         --          --
       Fidelity VIP III Growth & Income                  02/17/98         1.39         --         --          --
       Fidelity VIP Equity-Income                        02/17/98         1.34         --         --          --
                                                                        =======    =======    =======     =======

   * Sub-account ceased operations on January 8, 1999.

  ** Performance returns for sub-accounts that commenced operations during the year are not annualized. Expense ratios for sub-accounts that commenced operations during the year are annualized.


                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



   (7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION

         The table below summarizes the realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the year.

                                                                                               1998           1997
                                                                                           -------------  -------------
         Realized gain (loss) on sale of fund shares:
           Trust Quality Income:
             Aggregate proceeds from sales of fund shares                                $       68,255         78,042
             Aggregate cost of fund shares redeemed                                              66,652         78,307
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $        1,603           (265)
                                                                                           =============  =============

           Trust Money Market:
             Aggregate proceeds from sales of fund shares                                $      127,698      5,031,278
             Aggregate cost of fund shares redeemed                                             127,698      5,031,278
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $           --             --
                                                                                           =============  =============

           Trust Stock Index:
             Aggregate proceeds from sales of fund shares                                $      135,751        100,563
             Aggregate cost of fund shares redeemed                                             117,530         81,687
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       18,221         18,876
                                                                                           =============  =============

           Trust VKAC Growth and Income:
             Aggregate proceeds from sales of fund shares                                $      104,628         21,278
             Aggregate cost of fund shares redeemed                                              89,010         18,280
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       15,618          2,998
                                                                                           =============  =============

           Trust Bond Debenture:
             Aggregate proceeds from sales of fund shares                                $      670,935        109,027
             Aggregate cost of fund shares redeemed                                             657,487        103,526
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       13,448          5,501
                                                                                           =============  =============

           Trust Developing Growth:
             Aggregate proceeds from sales of fund shares                                $       59,769         15,035
             Aggregate cost of fund shares redeemed                                              61,323         15,050
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       (1,554)           (15)
                                                                                           =============  =============




                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



                                                                                               1998           1997
                                                                                           -------------  -------------

         Realized gain (loss) on sale of fund shares, continued:
           Trust Large Cap Research:
             Aggregate proceeds from sales of fund shares                                $        1,318             --
             Aggregate cost of fund shares redeemed                                               1,293             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $           25             --
                                                                                           =============  =============

           Trust Mid-Cap Value:
             Aggregate proceeds from sales of fund shares                                $      121,779          5,141
             Aggregate cost of fund shares redeemed                                             126,280          5,091
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       (4,501)            50
                                                                                           =============  =============

           Trust Quality Bond:
             Aggregate proceeds from sales of fund shares                                $      319,864        149,426
             Aggregate cost of fund shares redeemed                                             309,113        147,472
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       10,751          1,954
                                                                                           =============  =============

           Trust Small Cap Stock:
             Aggregate proceeds from sales of fund shares                                $      986,220         91,131
             Aggregate cost of fund shares redeemed                                             974,390         81,824
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       11,830          9,307
                                                                                           =============  =============

           Trust Large Cap Stock:
             Aggregate proceeds from sales of fund shares                                $    1,700,678        121,132
             Aggregate cost of fund shares redeemed                                           1,489,784        106,386
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $      210,894         14,746
                                                                                           =============  =============

           Trust Select Equity:
             Aggregate proceeds from sales of fund shares                                $    1,190,393        150,731
             Aggregate cost of fund shares redeemed                                           1,040,041        130,262
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $      150,352         20,469
                                                                                           =============  =============

           Trust International Equity:
             Aggregate proceeds from sales of fund shares                                $      652,667        185,858
             Aggregate cost of fund shares redeemed                                             629,290        182,972
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       23,377          2,886
                                                                                           =============  =============



                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



                                                                                               1998           1997
                                                                                           -------------  -------------

         Realized gain (loss) on sale of fund shares, continued:
           Lord Abbett Growth and Income:
             Aggregate proceeds from sales of fund shares                                $    1,839,293        585,935
             Aggregate cost of fund shares redeemed                                           1,749,075        507,692
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       90,218         78,243
                                                                                           =============  =============

           GACC Money Market:
             Aggregate proceeds from sales of fund shares                                $    2,053,922         29,146
             Aggregate cost of fund shares redeemed                                           2,035,460         29,072
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       18,462             74
                                                                                           =============  =============

           Russell Multi-Style Equity:
             Aggregate proceeds from sales of fund shares                                $        7,462             --
             Aggregate cost of fund shares redeemed                                               7,262             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $          200             --
                                                                                           =============  =============

           Russell Aggressive Equity:
             Aggregate proceeds from sales of fund shares                                $          416             --
             Aggregate cost of fund shares redeemed                                                 468             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $          (52)            --
                                                                                           =============  =============

           Russell Non-US:
             Aggregate proceeds from sales of fund shares                                $          821             --
             Aggregate cost of fund shares redeemed                                                 900             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $          (79)            --
                                                                                           =============  =============

           Russell Core Bond:
             Aggregate proceeds from sales of fund shares                                $        1,162             --
             Aggregate cost of fund shares redeemed                                               1,160             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $            2             --
                                                                                           =============  =============

           AIM Value:
             Aggregate proceeds from sales of fund shares                                $       26,188             --
             Aggregate cost of fund shares redeemed                                              27,774             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       (1,586)            --
                                                                                           =============  =============



                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



                                                                                               1998           1997
                                                                                           -------------  -------------

         Realized gain (loss) on sale of fund shares, continued:
           AIM Capital Appreciation:
             Aggregate proceeds from sales of fund shares                                $          236             --
             Aggregate cost of fund shares redeemed                                                 258             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $          (22)            --
                                                                                           =============  =============

           AIM International Equity:
             Aggregate proceeds from sales of fund shares                                $       40,160             --
             Aggregate cost of fund shares redeemed                                              46,103             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       (5,943)            --
                                                                                           =============  =============

           Alliance Premier Growth:
             Aggregate proceeds from sales of fund shares                                $       67,438             --
             Aggregate cost of fund shares redeemed                                              74,072             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       (6,634)            --
                                                                                           =============  =============

           Alliance Real Estate:
             Aggregate proceeds from sales of fund shares                                $       14,746             --
             Aggregate cost of fund shares redeemed                                              17,733             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       (2,987)            --
                                                                                           =============  =============

           Liberty Newport Tiger:
             Aggregate proceeds from sales of fund shares                                $           37             --
             Aggregate cost of fund shares redeemed                                                  33             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $            4             --
                                                                                           =============  =============

           Goldman Sachs Growth and Income:
             Aggregate proceeds from sales of fund shares                                $       23,582             --
             Aggregate cost of fund shares redeemed                                              27,701             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       (4,119)            --
                                                                                           =============  =============

           Goldman Sachs International Equity:
             Aggregate proceeds from sales of fund shares                                $          999             --
             Aggregate cost of fund shares redeemed                                               1,123             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $         (124)            --
                                                                                           =============  =============



                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



                                                                                               1998           1997
                                                                                           -------------  -------------

         Realized gain (loss) on sale of fund shares, continued:
           Goldman Sachs Global Income:
             Aggregate proceeds from sales of fund shares                                $          181             --
             Aggregate cost of fund shares redeemed                                                 176             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $            5             --
                                                                                           =============  =============

           Kemper-Dreman High Return Equity:
             Aggregate proceeds from sales of fund shares                                $           --             --
             Aggregate cost of fund shares redeemed                                                  --             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $           --             --
                                                                                           =============  =============

           Kemper Small Cap Growth:
             Aggregate proceeds from sales of fund shares                                $        7,419             --
             Aggregate cost of fund shares redeemed                                               7,675             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $         (256)            --
                                                                                           =============  =============

           Kemper Small Cap Value:
             Aggregate proceeds from sales of fund shares                                $       21,781             --
             Aggregate cost of fund shares redeemed                                              28,205             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       (6,424)            --
                                                                                           =============  =============

           Kemper Government Securities:
             Aggregate proceeds from sales of fund shares                                $            9             --
             Aggregate cost of fund shares redeemed                                                   9             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $           --             --
                                                                                           =============  =============

           MFS Bond:
             Aggregate proceeds from sales of fund shares                                $           --             --
             Aggregate cost of fund shares redeemed                                                  --             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $           --             --
                                                                                           =============  =============

           MFS Research:
             Aggregate proceeds from sales of fund shares                                $        1,823             --
             Aggregate cost of fund shares redeemed                                               1,914             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $          (91)            --
                                                                                           =============  =============



                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



                                                                                               1998           1997
                                                                                           -------------  -------------
         Realized gain (loss) on sale of fund shares, continued:
           MFS Growth with Income:
             Aggregate proceeds from sales of fund shares                                $       40,854             --
             Aggregate cost of fund shares redeemed                                              45,826             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       (4,972)            --
                                                                                           =============  =============

           MFS Emerging Growth:
             Aggregate proceeds from sales of fund shares                                $       31,963             --
             Aggregate cost of fund shares redeemed                                              34,744             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       (2,781)            --
                                                                                           =============  =============

           MFS / F&C Emerging Markets Equity:
             Aggregate proceeds from sales of fund shares                                $       32,580             --
             Aggregate cost of fund shares redeemed                                              43,015             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $      (10,435)            --
                                                                                           =============  =============

           MFS High Income:
             Aggregate proceeds from sales of fund shares                                $       18,006             --
             Aggregate cost of fund shares redeemed                                              19,172             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       (1,166)            --
                                                                                           =============  =============

           MFS World Governments:
             Aggregate proceeds from sales of fund shares                                $           34             --
             Aggregate cost of fund shares redeemed                                                  33             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $            1             --
                                                                                           =============  =============

           Oppenheimer Growth:
             Aggregate proceeds from sales of fund shares                                $          731             --
             Aggregate cost of fund shares redeemed                                                 756             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $          (25)            --
                                                                                           =============  =============

           Oppenheimer Growth & Income:
             Aggregate proceeds from sales of fund shares                                $        1,004             --
             Aggregate cost of fund shares redeemed                                               1,167             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $         (163)            --
                                                                                           =============  =============



                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



                                                                                               1998           1997
                                                                                           -------------  -------------

         Realized gain (loss) on sale of fund shares, continued:
           Oppenheimer High Income:
             Aggregate proceeds from sales of fund shares                                $        2,657             --
             Aggregate cost of fund shares redeemed                                               2,855             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $         (198)            --
                                                                                           =============  =============

           Oppenheimer Bond:
             Aggregate proceeds from sales of fund shares                                $       17,891             --
             Aggregate cost of fund shares redeemed                                              17,655             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $          236             --
                                                                                           =============  =============

           Oppenheimer Strategic Bond:
             Aggregate proceeds from sales of fund shares                                $          160             --
             Aggregate cost of fund shares redeemed                                                 165             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $           (5)            --
                                                                                           =============  =============

           Putnam Growth and Income:
             Aggregate proceeds from sales of fund shares                                $       45,339             --
             Aggregate cost of fund shares redeemed                                              51,871             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       (6,532)            --
                                                                                           =============  =============

           Putnam New Value:
             Aggregate proceeds from sales of fund shares                                $        6,880             --
             Aggregate cost of fund shares redeemed                                               6,868             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $           12             --
                                                                                           =============  =============

           Putnam Vista:
             Aggregate proceeds from sales of fund shares                                $          376             --
             Aggregate cost of fund shares redeemed                                                 388             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $          (12)            --
                                                                                           =============  =============

           Putnam International Growth:
             Aggregate proceeds from sales of fund shares                                $       64,381             --
             Aggregate cost of fund shares redeemed                                              72,707             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       (8,326)            --
                                                                                           =============  =============



                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



                                                                                               1998           1997
                                                                                           -------------  -------------

         Realized gain (loss) on sale of fund shares, continued:
           Putnam International New Opportunities:
             Aggregate proceeds from sales of fund shares                                $          378             --
             Aggregate cost of fund shares redeemed                                                 405             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $          (27)            --
                                                                                           =============  =============

           Templeton International:
             Aggregate proceeds from sales of fund shares                                $          133             --
             Aggregate cost of fund shares redeemed                                                 124             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $            9             --
                                                                                           =============  =============

           Templeton Developing Markets:
             Aggregate proceeds from sales of fund shares                                $          133             --
             Aggregate cost of fund shares redeemed                                                 125             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $            8             --
                                                                                           =============  =============

           Templeton Mutual Shares Investments:
             Aggregate proceeds from sales of fund shares                                $           --             --
             Aggregate cost of fund shares redeemed                                                  --             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $           --             --
                                                                                           =============  =============

           Fidelity Growth:
             Aggregate proceeds from sales of fund shares                                $            3             --
             Aggregate cost of fund shares redeemed                                                   3             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $           --             --
                                                                                           =============  =============

           Fidelity Contrafund:
             Aggregate proceeds from sales of fund shares                                $           --             --
             Aggregate cost of fund shares redeemed                                                  --             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $           --             --
                                                                                           =============  =============

           Fidelity Growth Opportunities:
             Aggregate proceeds from sales of fund shares                                $           --             --
             Aggregate cost of fund shares redeemed                                                  --             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $           --             --
                                                                                           =============  =============



                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



                                                                                               1998           1997
                                                                                           -------------  -------------

         Realized gain (loss) on sale of fund shares, continued:
           Fidelity Growth & Income:
             Aggregate proceeds from sales of fund shares                                $           --             --
             Aggregate cost of fund shares redeemed                                                  --             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $           --             --
                                                                                           =============  =============

           Fidelity Equity-Income:
             Aggregate proceeds from sales of fund shares                                $           --             --
             Aggregate cost of fund shares redeemed                                                  --             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $           --             --
                                                                                           =============  =============

         Unrealized appreciation (depreciation):
           Trust Quality Income:
             Appreciation (Depreciation), end of period                                  $       19,209         14,678
             Appreciation (Depreciation), beginning of period                                    14,678            447
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $        4,531         14,231
                                                                                           =============  =============

           Trust Money Market:
             Appreciation (Depreciation), end of period                                  $           --             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $           --             --
                                                                                           =============  =============

           Trust Stock Index:
             Appreciation (Depreciation), end of period                                  $      491,713        393,343
             Appreciation (Depreciation), beginning of period                                   393,343         82,185
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $       98,370        311,158
                                                                                           =============  =============

           Trust VKAC Growth & Income:
             Appreciation (Depreciation), end of period                                  $      316,285        251,383
             Appreciation (Depreciation), beginning of period                                   251,383         37,743
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $       64,902        213,640
                                                                                           =============  =============

           Trust Bond Debenture:
             Appreciation (Depreciation), end of period                                  $      273,399        163,335
             Appreciation (Depreciation), beginning of period                                   163,335          8,392
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $      110,064        154,943
                                                                                           =============  =============


                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



                                                                                               1998           1997
                                                                                           -------------  -------------

         Unrealized appreciation (depreciation), continued:
           Trust Developing Growth:
             Appreciation (Depreciation), end of period                                  $       57,633            404
             Appreciation (Depreciation), beginning of period                                       404             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $       57,229            404
                                                                                           =============  =============

           Trust Large Cap Research:
             Appreciation (Depreciation), end of period                                  $       52,098             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $       52,098             --
                                                                                           =============  =============

           Trust Mid-Cap Value:
             Appreciation (Depreciation), end of period                                  $       14,516          2,536
             Appreciation (Depreciation), beginning of period                                     2,536             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $       11,980          2,536
                                                                                           =============  =============

           Trust Quality Bond:
             Appreciation (Depreciation), end of period                                  $      254,121         42,116
             Appreciation (Depreciation), beginning of period                                    42,116          2,313
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $      212,005         39,803
                                                                                           =============  =============

           Trust Small Cap Stock:
             Appreciation (Depreciation), end of period                                  $       (2,832)       765,772
             Appreciation (Depreciation), beginning of period                                   765,772         34,020
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $     (768,604)       731,752
                                                                                           =============  =============

           Trust Large Cap Stock:
             Appreciation (Depreciation), end of period                                  $    4,717,561        630,868
             Appreciation (Depreciation), beginning of period                                   630,868         56,856
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $    4,086,693        574,012
                                                                                           =============  =============

           Trust Select Equity:
             Appreciation (Depreciation), end of period                                  $    3,163,743      1,284,973
             Appreciation (Depreciation), beginning of period                                 1,284,973        101,392
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $    1,878,770      1,183,581
                                                                                           =============  =============



                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



                                                                                               1998           1997
                                                                                           -------------  -------------

         Unrealized appreciation (depreciation), continued:
           Trust International Equity:
             Appreciation (Depreciation), end of period                                  $      918,988         91,655
             Appreciation (Depreciation), beginning of period                                    91,655         66,683
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $      827,333         24,972
                                                                                           =============  =============

           Lord Abbett Growth and Income:
             Appreciation (Depreciation), end of period                                  $    2,782,796      1,514,090
             Appreciation (Depreciation), beginning of period                                 1,514,090        374,769
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $    1,268,706      1,139,321
                                                                                           =============  =============

           GACC Money Market:
             Appreciation (Depreciation), end of period                                  $        8,746            440
             Appreciation (Depreciation), beginning of period                                       440             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $        8,306            440
                                                                                           =============  =============

           Russell Multi-Style Equity:
             Appreciation (Depreciation), end of period                                  $       37,385             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $       37,385             --
                                                                                           =============  =============

           Russell Aggressive Equity:
             Appreciation (Depreciation), end of period                                  $       (1,753)            --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $       (1,753)            --
                                                                                           =============  =============

           Russell Non-US:
             Appreciation (Depreciation), end of period                                  $        1,844             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $        1,844             --
                                                                                           =============  =============

           Russell Core Bond:
             Appreciation (Depreciation), end of period                                  $        3,543             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $        3,543             --
                                                                                           =============  =============



                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



                                                                                               1998           1997
                                                                                           -------------  -------------

         Unrealized appreciation (depreciation), continued:
           AIM Value:
             Appreciation (Depreciation), end of period                                  $        1,376             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $        1,376             --
                                                                                           =============  =============

           AIM Capital Appreciation:
             Appreciation (Depreciation), end of period                                  $        5,386             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $        5,386             --
                                                                                           =============  =============

           AIM International Equity:
             Appreciation (Depreciation), end of period                                  $       (6,224)            --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $       (6,224)            --
                                                                                           =============  =============

           Alliance Premier Growth:
             Appreciation (Depreciation), end of period                                  $      118,514             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $      118,514             --
                                                                                           =============  =============

           Alliance Real Estate Investment:
             Appreciation (Depreciation), end of period                                  $      (17,191)            --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $      (17,191)            --
                                                                                           =============  =============

           Liberty Newport Tiger:
             Appreciation (Depreciation), end of period                                  $        2,743             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $        2,743             --
                                                                                           =============  =============

           Goldman Sachs Growth and Income:
             Appreciation (Depreciation), end of period                                  $      (11,213)            --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $      (11,213)            --
                                                                                           =============  =============



                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



                                                                                               1998           1997
                                                                                           -------------  -------------

         Unrealized appreciation (depreciation), continued:
           Goldman Sachs International Equity:
             Appreciation (Depreciation), end of period                                  $        2,720             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $        2,720             --
                                                                                           =============  =============

           Goldman Sachs Global Income:
             Appreciation (Depreciation), end of period                                  $         (187)            --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $         (187)            --
                                                                                           =============  =============

           Kemper-Dreman High Return Equity:
             Appreciation (Depreciation), end of period                                  $            5             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $            5             --
                                                                                           =============  =============

           Kemper Small Cap Growth:
             Appreciation (Depreciation), end of period                                  $        3,989             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $        3,989             --
                                                                                           =============  =============

           Kemper Small Cap Value:
             Appreciation (Depreciation), end of period                                  $      (13,980)            --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $      (13,980)            --
                                                                                           =============  =============

           Kemper Government Securities:
             Appreciation (Depreciation), end of period                                  $          206             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $          206             --
                                                                                           =============  =============

           MFS Bond:
             Appreciation (Depreciation), end of period                                  $            5             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $            5             --
                                                                                           =============  =============



                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



                                                                                               1998           1997
                                                                                           -------------  -------------

         Unrealized appreciation (depreciation), continued:
           MFS Research:
             Appreciation (Depreciation), end of period                                  $       24,572             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $       24,572             --
                                                                                           =============  =============

           MFS Growth with Income:
             Appreciation (Depreciation), end of period                                  $       54,989             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $       54,989             --
                                                                                           =============  =============

           MFS Emerging Growth:
             Appreciation (Depreciation), end of period                                  $       87,574             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $       87,574             --
                                                                                           =============  =============

           MFS / F&C Emerging Markets Equity:
             Appreciation (Depreciation), end of period                                  $       (7,685)            --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $       (7,685)            --
                                                                                           =============  =============

           MFS High Income:
             Appreciation (Depreciation), end of period                                  $       (2,625)            --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $       (2,625)            --
                                                                                           =============  =============

           MFS World Governments:
             Appreciation (Depreciation), end of period                                  $          189             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $          189             --
                                                                                           =============  =============

           Oppenheimer Growth:
             Appreciation (Depreciation), end of period                                  $        9,357             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $        9,357             --
                                                                                           =============  =============



                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



                                                                                               1998           1997
                                                                                           -------------  -------------

         Unrealized appreciation (depreciation), continued:
           Oppenheimer Growth & Income:
             Appreciation (Depreciation), end of period                                  $         (771)            --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $         (771)            --
                                                                                           =============  =============

           Oppenheimer High Income:
             Appreciation (Depreciation), end of period                                  $       (2,071)            --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $       (2,071)            --
                                                                                           =============  =============

           Oppenheimer Bond:
             Appreciation (Depreciation), end of period                                  $       12,503             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $       12,503             --
                                                                                           =============  =============

           Oppenheimer Strategic Bond:
             Appreciation (Depreciation), end of period                                  $         (129)            --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $         (129)            --
                                                                                           =============  =============

           Putnam Growth and Income:
             Appreciation (Depreciation), end of period                                  $       44,649             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $       44,649             --
                                                                                           =============  =============

           Putnam New Value:
             Appreciation (Depreciation), end of period                                  $          860             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $          860             --
                                                                                           =============  =============

           Putnam Vista:
             Appreciation (Depreciation), end of period                                  $        7,815             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $        7,815             --
                                                                                           =============  =============



                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



                                                                                               1998           1997
                                                                                           -------------  -------------

         Unrealized appreciation (depreciation), continued:
           Putnam International Growth:
             Appreciation (Depreciation), end of period                                  $       (2,297)            --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $       (2,297)            --
                                                                                           =============  =============

           Putnam International New Opportunities:
             Appreciation (Depreciation), end of period                                  $          299             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $          299             --
                                                                                           =============  =============

           Templeton International:
             Appreciation (Depreciation), end of period                                  $        4,711             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $        4,711             --
                                                                                           =============  =============

           Templeton Developing Markets:
             Appreciation (Depreciation), end of period                                  $        3,570             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $        3,570             --
                                                                                           =============  =============

           Templeton Mutual Shares Investments:
             Appreciation (Depreciation), end of period                                  $          263             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $          263             --
                                                                                           =============  =============

           Fidelity Growth:
             Appreciation (Depreciation), end of period                                  $        1,118             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $        1,118             --
                                                                                           =============  =============

           Fidelity Contrafund:
             Appreciation (Depreciation), end of period                                  $           99             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $           99             --
                                                                                           =============  =============



                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



                                                                                               1998           1997
                                                                                           -------------  -------------

         Unrealized appreciation (depreciation), continued:
           Fidelity Growth Opportunities:
             Appreciation (Depreciation), end of period                                  $           19             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $           19             --
                                                                                           =============  =============

           Fidelity Growth & Income:
             Appreciation (Depreciation), end of period                                  $        3,784             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $        3,784             --
                                                                                           =============  =============

           Fidelity Equity-Income:
             Appreciation (Depreciation), end of period                                  $          635             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $          635             --
                                                                                           =============  =============

COVA VARIABLE ANNUITY ACCOUNT FIVE

Notes to Financial Statements

December 31, 1998 and 1997




   (8)   UNIT TRANSACTIONS

The change in the number of accumulation units is as follows:
                                                                                                       TRUST
                                                ----------------------------------------------------------------------
                                                                                             VKAC
                                                 QUALITY         MONEY        STOCK         GROWTH AND      BOND
                                                  INCOME        MARKET        INDEX         INCOME        DEBENTURE
                                                -----------   ------------  ----------  ---------------  -------------
Unit balance at December 31, 1996                   19,237         27,094      50,426        40,350           39,545
  Contract units purchased                             339        449,124         927         8,266           82,546
  Contract units transferred, net                   27,138       (440,275)     19,361        32,087          231,381
  Contract units redeemed                           (2,985)        (5,992)     (1,112)         (623)          (6,072)
                                                -----------   ------------  ----------  ---------------  -------------

Unit balance at December 31, 1997                   43,729         29,951      69,602        80,080          347,400
  Contract units purchased                              --             --          --            48           83,877
  Contract units transferred, net                      763         (8,882)      5,039         9,020          280,852
  Contract units redeemed                             (507)          (306)     (1,474)       (2,306)         (30,453)
                                                -----------   ------------  ----------  ---------------  -------------

Unit balance at December 31, 1998                   43,985         20,763      73,167        86,842          681,676
                                                ===========   ============  ==========  ===============  =============

COVA VARIABLE ANNUITY ACCOUNT FIVE

Notes to Financial Statements

December 31, 1998 and 1997


   (8)   UNIT TRANSACTIONS

The change in the number of accumulation units is as follows:
                                                                            TRUST
                                          -----------------------------------------------------------------------------

                                               DEVELOPING     LARGE CAP      MID-CAP       QUALITY       SMALL CAP
                                                GROWTH        RESEARCH        VALUE          BOND          STOCK
                                            -----------------------------   -----------  -------------  -------------
Unit balance at December 31, 1996                     --             --             --         64,534        113,118
  Contract units purchased                         1,385             --          3,163         26,745         81,088
  Contract units transferred, net                  4,654             --          5,347        146,007        302,653
  Contract units redeemed                             --             --             --         (2,643)        (9,279)
                                            -----------------------------   -----------  -------------  -------------

Unit balance at December 31, 1997                  6,039             --          8,510        234,643        487,580
  Contract units purchased                        31,649         21,971         56,591         71,796         55,831
  Contract units transferred, net                 33,339         27,982         20,523        212,881        162,174
  Contract units redeemed                           (101)           (59)          (167)       (18,275)       (41,660)
                                            -----------------------------   -----------  -------------  -------------

Unit balance at December 31, 1998                 70,926         49,894         85,457        501,045        663,925
                                            =============================   ===========  =============  =============

COVA VARIABLE ANNUITY ACCOUNT FIVE

Notes to Financial Statements

December 31, 1998 and 1997


   (8)   UNIT TRANSACTIONS

The change in the number of accumulation units is as follows:
                                                                                                  LORD ABBETT         GACC
                                           ---------------------------------------------------   ---------------  -------------
                                                                                                    GROWTH
                                               LARGE CAP         SELECT        INTERNATIONAL          AND            MONEY
                                                 STOCK           EQUITY           EQUITY            INCOME           MARKET
                                           -----------------  --------------  ----------------   ---------------  -------------
Unit balance at December 31, 1996                   126,231         185,509          124,032           375,304              --
  Contract units purchased                          131,724         133,310          100,609            66,936          16,814
  Contract units transferred, net                   436,729         392,067          337,714           366,957          (2,723)
  Contract units redeemed                            (8,007)        (10,336)          (8,250)          (17,887)             --
                                           -----------------  --------------  ----------------   ---------------  -------------

Unit balance at December 31, 1997                   686,677         700,550          554,105           791,310          14,091
  Contract units purchased                           86,312          93,645           39,068            70,041         175,697
  Contract units transferred, net                   401,442         309,696          218,017           266,026         (33,948)
  Contract units redeemed                           (42,041)        (51,094)         (31,815)          (46,611)        (26,271)
                                           -----------------  --------------  ----------------   ---------------  -------------

Unit balance at December 31, 1998                 1,132,390       1,052,797          779,375         1,080,766         129,569
                                           =================  ==============  ================   ===============  =============

COVA VARIABLE ANNUITY ACCOUNT FIVE

Notes to Financial Statements

December 31, 1998 and 1997


                                                           RUSSELL                                      AIM
                                       -----------------------------------------------  -------------------------------------

                                        MULTI-STYLE    AGGRESSIVE              CORE                 CAPITAL        INTERNATIONAL
                                         EQUITY        EQUITY      NON-US      BOND      VALUE      APPRECIATION   EQUITY
                                       ------------ ------------  ---------  ---------  --------  ---------------  ------------
Unit balance at December 31, 1996             --           --           --         --        --          --             --
  Contract units purchased                    --           --           --         --        --          --             --
  Contract units transferred, net             --           --           --         --        --          --             --
  Contract units redeemed                     --           --           --         --        --          --             --
                                       ------------ ------------  ---------  ---------  --------  ---------------  ------------

Unit balance at December 31, 1997             --           --           --         --        --          --             --
  Contract units purchased                45,702        7,795       16,824     54,877     2,811       5,456         15,482
  Contract units transferred, net          2,780          887        1,475      6,720        44         104            (97)
  Contract units redeemed                    (94)         (31)         (40)       (99)       --          --           (128)
                                       ------------ ------------  ---------  ---------  --------  ---------------  ------------

Unit balance at December 31, 1998         48,388        8,651       18,259     61,498     2,855       5,560         15,257
                                       ============ ============  =========  =========  ========  ===============  ============

COVA VARIABLE ANNUITY ACCOUNT FIVE

Notes to Financial Statements

December 31, 1998 and 1997


                                                 ALLIANCE               LIBERTY                           GOLDMAN SACHS
                                       -----------------------------    ---------   -------------------------------------------
                                                                                     GROWTH
                                         PREMIER         REAL ESTATE    NEWPORT        AND         INTERNATIONAL       GLOBAL
                                         GROWTH          INVESTMENT     TIGER        INCOME          EQUITY            INCOME
                                       ------------   --------------    ---------   -----------   ----------------   ----------
Unit balance at December 31, 1996               --             --             --            --              --              --
  Contract units purchased                      --             --             --            --              --              --
  Contract units transferred, net               --             --             --            --              --              --
  Contract units redeemed                       --             --             --            --              --              --
                                       ------------   --------------    ---------   -----------   ----------------   ----------

Unit balance at December 31, 1997               --             --             --            --              --              --
  Contract units purchased                  61,989         20,016          2,387        11,978          13,558           2,992
  Contract units transferred, net            1,056          2,144             --         1,129           2,301              --
  Contract units redeemed                     (176)           (83)            --            --              --              --
                                       ------------   --------------    ---------   -----------   ----------------   ----------

Unit balance at December 31, 1998           62,869         22,077          2,387        13,107          15,859           2,992
                                       ============   ==============    =========   ===========   ================   ==========

COVA VARIABLE ANNUITY ACCOUNT FIVE

Notes to Financial Statements

December 31, 1998 and 1997


                                                             KEMPER
                                                ---------------------------------

                                                   DREMAN HIGH       SMALL CAP
                                                  RETURN EQUITY       GROWTH
                                                -----------------   -------------
Unit balance at December 31, 1996                        --                 --
  Contract units purchased                               --                 --
  Contract units transferred, net                        --                 --
  Contract units redeemed                                --                 --
                                                -----------------   -------------

Unit balance at December 31, 1997                        --                 --
  Contract units purchased                               --              3,287
  Contract units transferred, net                        --                542
  Contract units redeemed                                --                 --
                                                -----------------   -------------

Unit balance at December 31, 1998                        --              3,829
                                                =================   =============

COVA VARIABLE ANNUITY ACCOUNT FIVE

Notes to Financial Statements

December 31, 1998 and 1997


                                                   KEMPER                                  MFS
                                         ----------------------------   ----------------------------------------------------
                                                                                                GROWTH
                                          SMALL CAP       GOVERNMENT                             WITH        EMERGING
                                           VALUE         SECURITIES     BOND     RESEARCH       INCOME        GROWTH
                                         ----------   ---------------   ------  -----------   ------------------------------
Unit balance at December 31, 1996               --             --          --           --            --            --
  Contract units purchased                      --             --          --           --            --            --
  Contract units transferred, net               --             --          --           --            --            --
  Contract units redeemed                       --             --          --           --            --            --
                                         ----------   ---------------   ------  -----------   ------------------------------

Unit balance at December 31, 1997               --             --          --           --            --            --
  Contract units purchased                  18,879          2,180          --       22,166        60,871        45,740
  Contract units transferred, net           (2,152)           329          --        3,870         4,170         2,112
  Contract units redeemed                      (86)            --          --          (42)         (250)         (142)
                                         ----------   ---------------   ------  -----------   ------------------------------

Unit balance at December 31, 1998           16,641          2,509          --       25,994        64,791        47,710
                                         ==========   ===============   ======  ===========   ==============================

COVA VARIABLE ANNUITY ACCOUNT FIVE

Notes to Financial Statements

December 31, 1998 and 1997


                                                            MFS                                       OPPENHEIMER
                                       -----------------------------------------------------  ------------------------------------
                                           F&C EMERGING                                                    GROWTH
                                            MARKETS             HIGH            WORLD                        AND          HIGH
                                             EQUITY            INCOME           GOVERNMENTS    GROWTH       INCOME       INCOME
                                       --------------------  -----------  ------------------  ----------  -----------  -----------
Unit balance at December 31, 1996                  --                --             --               --           --           --
  Contract units purchased                         --                --             --               --           --           --
  Contract units transferred, net                  --                --             --               --           --           --
  Contract units redeemed                          --                --             --               --           --           --
                                       --------------------  -----------  ------------------  ----------  -----------  -----------

Unit balance at December 31, 1997                  --                --             --               --           --           --
  Contract units purchased                      8,277            12,308            316            4,131       13,701        9,108
  Contract units transferred, net              (3,990)              826             59              938        1,202        1,436
  Contract units redeemed                         (53)              (54)            --              (42)         (21)         (11)
                                       --------------------  -----------  ------------------------------  -----------  -----------

Unit balance at December 31, 1998               4,234            13,080            375            5,027       14,882       10,533
                                       ====================  ===========  ==================  ==========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE

Notes to Financial Statements

December 31, 1998 and 1997


                                                              OPPENHEIMER                   PUTNAM
                                                          ------------------------  -----------------------
                                                                                      GROWTH
                                                                       STRATEGIC       AND          NEW
                                                             BOND        BOND         INCOME       VALUE
                                                          -----------  -----------  -----------  ----------
Unit balance at December 31, 1996                                 --          --            --          --
  Contract units purchased                                        --          --            --          --
  Contract units transferred, net                                 --          --            --          --
  Contract units redeemed                                         --          --            --          --
                                                          -----------  -----------  -----------  ----------

Unit balance at December 31, 1997                                 --          --            --          --
  Contract units purchased                                    39,444       2,196        72,178         487
  Contract units transferred, net                              7,160         478         8,219       1,705
  Contract units redeemed                                       (227)         --          (283)         --
                                                          -----------  -----------  -----------  ----------

Unit balance at December 31, 1998                             46,377       2,674        80,114       2,192
                                                          ===========  ===========  ===========  ==========

COVA VARIABLE ANNUITY ACCOUNT FIVE

Notes to Financial Statements

December 31, 1998 and 1997


                                                              PUTNAM                             TEMPLETON
                                        -----------------------------    ---------------------------------------------------------
                                                                               INTERNATIONAL
                                                         INTERNATIONAL          NEW                                 DEVELOPING
                                          VISTA           GROWTH               OPPORTUNITIES     INTERNATIONAL      MARKETS
                                        ----------   ----------------    ----------------------------------------------------------
Unit balance at December 31, 1996              --               --                  --                --                  --
  Contract units purchased                     --               --                  --                --                  --
  Contract units transferred, net              --               --                  --                --                  --
  Contract units redeemed                      --               --                  --                --                  --
                                        ----------   ----------------    -----------------------------------     ----------------

Unit balance at December 31, 1997              --               --                  --                --                  --
  Contract units purchased                  4,298           56,707               4,416             6,502               3,871
  Contract units transferred, net           2,501              107                 367               126               3,162
  Contract units redeemed                      --             (248)                 --               (15)                 --
                                        ----------   ----------------    -----------------------------------     ----------------

Unit balance at December 31, 1998           6,799           56,566               4,783             6,613               7,033
                                        ==========   ================    ===================================     ================

COVA VARIABLE ANNUITY ACCOUNT FIVE

Notes to Financial Statements

December 31, 1998 and 1997


                                       TEMPLETON                                          FIDELITY
                                      --------------  --------------------------------------------------------------------
                                       MUTUAL
                                        SHARES                                    GROWTH           GROWTH &      EQUITY-
                                      INVESTMENTS      GROWTH    CONTRAFUND    OPPORTUNITIES       INCOME        INCOME
                                      --------------  --------   -----------  ----------------    ---------     ----------
Unit balance at December 31, 1996            --            --        --                --              --             --
  Contract units purchased                   --            --        --                --              --             --
  Contract units transferred, net            --            --        --                --              --             --
  Contract units redeemed                    --            --        --                --              --             --
                                      --------------  --------   -----------  -----------------   ---------     ----------

Unit balance at December 31, 1997            --            --        --                --              --             --
  Contract units purchased                  863            89        68                --             325            296
  Contract units transferred, net            69           406        --               104           1,747            466
  Contract units redeemed                    --            --        --                --              --             --
                                      --------------  --------   -----------  -----------------   ---------     ----------

Unit balance at December 31, 1998           932           495        68               104           2,072            762
                                      ==============  ========   ===========  =================   =========     ==========




                      COVA FINANCIAL LIFE INSURANCE COMPANY
              (a wholly owned subsidiary of Cova Financial Services
                             Life Insurance Company)

                              Financial Statements

                        December 31, 1998, 1997, and 1996

                   (With Independent Auditors' Report Thereon)


                          INDEPENDENT AUDITORS' REPORT



     The Board of Directors and Shareholder
     Cova Financial Life Insurance Company:


     We have audited the accompanying balance sheets of Cova Financial Life Insurance Company (a wholly owned subsidiary of Cova Financial Services Life Insurance Company) (the Company) as of December 31, 1998 and 1997, and the related statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Cova Financial Life Insurance Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.


     March 4, 1999


                      COVA FINANCIAL LIFE INSURANCE COMPANY
              (a wholly owned subsidiary of Cova Financial Services
                             Life Insurance Company)

                                 Balance Sheets

                           December 31, 1998 and 1997




                                        ASSETS                          1998         1997
                                                                     -----------  -----------
                                                                         (in thousands)
Investments:
    Debt securities available-for-sale, at fair value
      (cost of $99,228 in 1998 and $96,884 in 1997)                $    100,658       97,520
    Mortgage loans, net of allowance for potential loan
      loss of $10 in 1998 and $-0- in 1997                                5,245        1,786
    Policy loans                                                          1,223        1,083
                                                                     -----------  -----------

             Total investments                                          107,126      100,389


Cash and cash equivalents - interest-bearing                              5,789          756
Cash - noninterest-bearing                                                1,200        1,392
Accrued investment income                                                 1,641        1,826
Deferred policy acquisition costs                                         9,142        6,774
Present value of future profits                                             854          900
Goodwill                                                                  1,813        1,923
Deferred tax asset, net                                                     585        1,042
Receivable from OakRe                                                    35,312       68,533
Reinsurance receivables                                                     118          114
Other assets                                                                398           14
Separate account assets                                                 127,873       69,318
                                                                     -----------  -----------

             Total assets                                          $    291,851      252,981
                                                                     ===========  ===========

See accompanying notes to financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY
              (a wholly owned subsidiary of Cova Financial Services
                             Life Insurance Company)

                            Balance Sheets, Continued

                           December 31, 1998 and 1997




                         LIABILITIES AND SHAREHOLDER'S EQUITY              1998          1997
                                                                        -----------   -----------
                                                                             (in thousands)
Policyholder deposits                                                 $    135,106       157,566
Future policy benefits                                                       6,191         5,381
Payable on purchase of securities                                               27            92
Accounts payable and other liabilities                                       1,653         1,462
Federal and state income taxes payable                                         172           106
Future purchase price payable to OakRe                                         342           565
Guaranty fund assessments                                                    1,000         1,000
Separate account liabilities                                               127,871        69,318
                                                                        -----------   -----------

             Total liabilities                                             272,362       235,490
                                                                        -----------   -----------

Shareholder's equity:
    Common stock, $233.34 par value.  (Authorized
      30,000 shares; issued and outstanding
      12,000 shares in 1998 and 1997)                                        2,800         2,800
    Additional paid-in capital                                              14,523        13,523
    Retained earnings                                                        1,833         1,023
    Accumulated other comprehensive income,
      net of tax                                                               333           145
                                                                        -----------   -----------

             Total shareholder's equity                                     19,489        17,491
                                                                        -----------   -----------

             Total liabilities and shareholder's equity               $    291,851       252,981
                                                                        ===========   ===========

See accompanying notes to financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY
              (a wholly owned subsidiary of Cova Financial Services
                             Life Insurance Company)

                              Statements of Income

                  Years ended December 31, 1998, 1997, and 1996




                                                               1998         1997        1996
                                                             ----------   ----------  ----------
                                                                       (in thousands)
Revenues:
    Premiums                                               $     1,308        1,191         488
    Net investment income                                        7,516        6,761       4,176
    Net realized gains (losses) on sales of
      investments                                                  178          158         (28)
    Separate account fees                                        1,392          599         134
    Other income                                                    66           45          35
                                                             ----------   ----------  ----------

             Total revenues                                     10,460        8,754       4,805
                                                             ----------   ----------  ----------

Benefits and expenses:
    Interest on policyholder deposits                            5,486        4,837       2,563
    Current and future policy benefits                           1,549        1,481         722
    Operating and other expenses                                 1,614        1,203         570
    Amortization of purchased intangible
      assets                                                       194          165          66
    Amortization of deferred policy
      acquisition costs                                            530          320         187
                                                             ----------   ----------  ----------

             Total benefits and expenses                         9,373        8,006       4,108
                                                             ----------   ----------  ----------

             Income before income taxes                          1,087          748         697
                                                             ----------   ----------  ----------

Income tax expense (benefit):
    Current                                                        (80)         310         351
    Deferred                                                       357           (5)        (66)
                                                             ----------   ----------  ----------

             Total income tax expense                              277          305         285
                                                             ----------   ----------  ----------

             Net income                                    $       810          443         412
                                                             ==========   ==========  ==========

See accompanying notes to financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY
              (a wholly owned subsidiary of Cova Financial Services
                             Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 1998, 1997, and 1996




                                                                                1998        1997        1996
                                                                              ----------  ----------  ----------
                                                                                       (in thousands)
Common stock, at beginning
    and end of period                                                       $     2,800       2,800       2,800
                                                                              ----------  ----------  ----------

Additional paid-in capital:
    Balance at beginning of period                                               13,523      13,523      13,523
    Capital contribution                                                          1,000          --          --
                                                                              ----------  ----------  ----------

Balance at end of period                                                         14,523      13,523      13,523
                                                                              ----------  ----------  ----------

Retained earnings:
    Balance at beginning of period                                                1,023         580         168
    Net income                                                                      810         443         412
                                                                              ----------  ----------  ----------

Balance at end of period                                                          1,833       1,023         580
                                                                              ----------  ----------  ----------

Accumulated other comprehensive income:
    Balance at beginning of period                                                  145           1         192
    Change in unrealized appreciation (depreciation)
      of debt and equity securities                                                 794         630        (840)
    Deferred federal income tax impact                                             (101)        (77)        103
    Change in deferred policy acquisition costs
      attributable to unrealized appreciation                                      (513)       (144)        (69)
    Change in present value of future profits
      attributable to unrealized depreciation (appreciation)                          8        (265)        615
                                                                              ----------  ----------  ----------

Balance at end of period                                                            333         145           1
                                                                              ----------  ----------  ----------

             Total shareholder's equity                                     $    19,489      17,491      16,904
                                                                              ==========  ==========  ==========

Total comprehensive income:
    Net income                                                              $       810         443         412
    Other comprehensive income (change in net unrealized
      appreciation (depreciation) of debt and equity securities)                    188         144        (191)
                                                                              ----------  ----------  ----------

             Total comprehensive income                                     $       998         587         221
                                                                              ==========  ==========  ==========

See accompanying notes to financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY
              (a wholly owned subsidiary of Cova Financial Services
                             Life Insurance Company)

                            Statements of Cash Flows

                  Years ended December 31, 1998, 1997 and 1996


                                                                                      1998          1997          1996
                                                                                   ------------  ------------  -----------
                                                                                               (in thousands)
Reconciliation of net income to net cash provided by (used in) operating activities:
      Net income                                                                 $         810           443          412
      Adjustments to reconcile net
        income (loss) to net cash provided by
        (used in) operating activities:
           Increase in future policy benefits                                              810           820          192
           Increase in payables and
             accrued liabilities                                                           191            82           95
           Decrease (increase) in accrued
             investment income                                                             185          (704)        (556)
           Amortization of intangible assets and
             deferred policy acquisition costs                                             724           485          253
           Amortization and accretion of
             securities, premiums, and discounts                                           (87)          (10)          73
           Net realized (gain) loss on sale of investments                                (178)         (158)          28
           Interest on policyholder deposits                                             5,486         4,837        2,563
           Increase (decrease) in current and
             deferred federal income taxes                                                 523            91          (66)
           Recapture commissions paid to OakRe                                            (223)         (159)        (273)
           Commissions and expenses deferred                                            (3,411)       (3,917)      (2,413)
           Due to/from affiliates                                                           --            --           44
           Other                                                                           219          (498)        (452)
                                                                                   ------------  ------------  -----------

             Net cash provided by (used in) operating activities                         5,049         1,312         (100)
                                                                                   ------------  ------------  -----------

Cash flows from investing activities:
    Cash used in the purchase of
      investment securities                                                            (56,673)      (53,534)     (42,655)
    Proceeds from investment securities
      sold and matured                                                                  50,661        25,379       10,635
    Other                                                                                 (121)          (81)         (90)
                                                                                   ------------  ------------  -----------

             Net cash used in investing activities                                      (6,133)      (28,236)     (32,110)
                                                                                   ------------  ------------  -----------

                      COVA FINANCIAL LIFE INSURANCE COMPANY
              (a wholly owned subsidiary of Cova Financial Services
                             Life Insurance Company)

                       Statements of Cash Flows, Continued

                  Years ended December 31, 1998, 1997, and 1996




                                                                                      1998          1997          1996
                                                                                   ------------  ------------  -----------
                                                                                               (in thousands)
Cash flows from financing activities:
    Policyholder deposits                                                        $      69,459        81,788       38,348
    Transfers from OakRe                                                                35,590        25,060       36,553
    Transfer to separate accounts                                                      (60,181)      (56,144)     (13,669)
    Return of policyholder deposits                                                    (39,943)      (28,267)     (28,521)
    Capital contributions received                                                       1,000            --           --
                                                                                   ------------  ------------  -----------

             Net cash provided by financing activities                                   5,925        22,437       32,711
                                                                                   ------------  ------------  -----------

             Increase (decrease) in cash and cash equivalents                            4,841        (4,487)         501

Cash and cash equivalents - beginning of period                                          2,148         6,635        6,134
                                                                                   ------------  ------------  -----------

Cash and cash equivalents - end of period                                        $       6,989         2,148        6,635
                                                                                   ============  ============  ===========

See accompanying notes to financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY
              (a wholly owned subsidiary of Cova Financial Services
                             Life Insurance Company)

                          Notes to Financial Statements

                        December 31, 1998, 1997, and 1996


  (1)   NATURE OF BUSINESS AND ORGANIZATION

              NATURE OF THE BUSINESS

              Cova Financial Life Insurance Company (the Company) markets and services single premium deferred annuities, immediate annuities, variable annuities, term life, single premium variable universal life, and single premium whole life insurance policies. The Company is licensed to conduct business in the state of California. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

              Under the deferred fixed annuity contracts, interest rates credited to policyholder deposits are guaranteed. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders also may incur certain federal income tax penalties on withdrawals.

              Under the variable annuity contracts, policyholder deposits are allocated to various separate account sub-accounts or the general account. A sub-account is valued at the sum of market values of the securities in its underlying investment portfolio. The contract value allocated to a sub-account will fluctuate based on the performance of the sub-accounts. The contract value allocated to the general account is credited with a fixed interest rate for a specified period. The Company may assess surrender fees against amounts withdrawn prior to the end of the withdrawal charge period. Policyholders may also incur certain federal income tax penalties on withdrawals.

              Under the single premium variable life contracts, policyholder deposits are allocated to various separate account sub-accounts. The account value allocated to a sub-account will fluctuate based on the performance of the sub-accounts. The Company guarantees a minimum death benefit to be paid to the beneficiaries upon the death of the insured. The Company may assess surrender fees against amounts withdrawn prior to the end of the surrender charge period. A deferred premium tax may also be assessed against amounts withdrawn in the first ten years. Policyholders may also incur certain federal income tax penalties on withdrawals.

              Under the term life insurance policies, policyholders pay a level premium over a certain period of time to guarantee a death benefit will be paid to the beneficiaries upon the death of the insured. This policy has no cash accumulation available to the policyholder.

              Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 97%, 85%, and 81% of the Company's sales have been through two specific brokerage firms, A.
              G. Edwards & Sons, Incorporated, and Edward Jones & Company, Incorporated, in 1998, 1997, and 1996, respectively.

              ORGANIZATION

              The Company, formerly Xerox Financial Life Insurance Company (XFLIC), is a wholly owned subsidiary of Cova Financial Services Life Insurance Company (CFSLIC). On December 31, 1996, Cova Corporation, an insurance holding company wholly owned by General American Life Insurance Company (GALIC), transferred 100% of the outstanding shares of the Company to CFSLIC, an affiliated life insurer domiciled in Missouri. The transfer of direct ownership had no effect on the operations of the Company as both CFSLIC and the Company had existed under common management and control prior to the transfer.

              Cova Corporation purchased the Company from Xerox Financial Services, Inc. (XFSI), a wholly owned subsidiary of Xerox Corporation, on June 1, 1995. In conjunction with the purchase, Cova Corporation entered into a financing reinsurance transaction with OakRe Life Insurance Company (OakRe), a subsidiary of XFSI, to assume the economic benefits and risks of the existing single premium deferred annuity deposits (SPDAs) of the Company. The receivable from OakRe to the Company that was created by this transaction will be liquidated over the remaining crediting rate guaranty periods which will be substantially expired by the end of the year 2000, from the transfer of cash in the amount of the then current account value, less a recapture commission fee to OakRe on policies retained beyond their 30-day-no-fee surrender window by the Company, upon the next crediting rate reset date of each annuity policy. The Company may then reinvest that cash for those policies that are retained and thereafter assume the benefits and risks of those deposits.

              In the event that both OakRe and XFSI default on the receivable, the Company may draw funds from a standby bank irrevocable letter of credit established by XFSI in the amount of $500 million. No funds were drawn on this letter of credit during the periods ending December 31, 1998 and 1997.

              In substance, terms of the agreement have allowed the seller, XFSI, to retain substantially all of the existing financial benefits and risks of the existing business, while the purchaser, GALIC, obtained the corporate operating and product licenses, marketing, and administrative capabilities of the Company, and access to the retention of the policyholder deposit base that persists beyond the next crediting rate reset date.

  (2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

              DEBT SECURITIES

              Investments in all debt securities with readily determinable fair values are classified into one of three categories: held-to-maturity, trading, or available-for-sale. Classification of investments is based on management's current intent. All debt securities and short-term investments at December 31, 1998 and 1997 were classified as available-for-sale. Securities available-for-sale are carried at fair value, with unrealized holding gains and losses reported as accumulated other comprehensive income of shareholder's equity, net of deferred effects of income tax and related effects on deferred acquisition costs and present value of future profits.

              Amortization of the discount or premium from the purchase of mortgage-backed bonds is recognized using a level-yield method which considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments previously anticipated and the actual prepayments received and currently anticipated. When such a difference occurs, the net investment in the mortgage-backed bond is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the bond, with a corresponding charge or credit to interest income (the "retrospective method").

              Investment income is recorded when earned. Realized capital gains and losses on the sale of investments are determined on the basis of specific costs of investments and are credited or charged to income.

              A realized loss is recognized and charged against income if the Company's carrying value in a particular investment in the available-for-sale category has experienced a significant decline in market value that is deemed to be other than temporary.

              MORTGAGE LOANS AND POLICY LOANS

              Mortgage loans and policy loans are carried at their unpaid principal balances. An allowance for mortgage loan losses is established based on an evaluation of the mortgage loan portfolio, past credit loss experience, and current economic conditions.

              Reserves for loans are established when the Company determines that collection of all amounts due under the contractual terms is doubtful and are calculated in conformity with Statement of Financial Accounting Standards (SFAS) No. 114, Accounting by Creditors for Impairment of a Loan, as amended by SFAS No. 118, Accounting by Creditors for Impairment of a Loan - Income Recognition and Disclosures.

              The Company had no impaired loans, and the valuation allowance for potential losses on mortgage loans was $10,000 and $319, at December 31, 1998 and 1997, respectively.

              CASH AND CASH EQUIVALENTS

              Cash and cash equivalents include currency and demand deposits in banks, U.S. Treasury bills, money market accounts, and commercial paper with maturities under 90 days, which are not otherwise restricted.

              SEPARATE ACCOUNT ASSETS

              Separate accounts contain segregated assets of the Company that are specifically assigned to variable annuity policyholders in the separate accounts and are not available to other creditors of the Company. The earnings of separate account investments are also assigned to the policyholders in the separate accounts, and are not guaranteed or supported by the other general investments of the Company. The Company earns mortality and expense risk fees from the separate accounts and assesses withdrawal charges in the event of early withdrawals. Separate accounts assets are valued at fair market value.

              In order to provide for optimum policyholder returns and to allow for the replication of the investment performance of existing "cloned" mutual funds, the Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new portfolios. As additional funds have been received through policyholder deposits, the Company has periodically reduced its capital investment in the separate accounts. The Company's capital investment in the separate accounts as of December 31, 1998 and 1997, are presented in note 3.

              DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business which vary with and are directly related to the production of new business, principally commissions, premium taxes, sales costs, and certain policy issuance and underwriting costs, are deferred. These deferred costs are amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities gains and losses, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of deferred policy acquisition costs is adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception of the policies and contracts. The amortization and adjustments resulting from unrealized gains and losses are not recognized currently in income but as an offset to the accumulated other comprehensive income of shareholder's equity. The amortization period is the remaining life of the policies, which is approximately 20 years from the date of original policy issue.

              The components of deferred policy acquisition costs are shown below:

                                                                     1998          1997          1996
                                                                  ------------  ------------  ------------
                                                                              (IN THOUSANDS)
Deferred policy acquisition costs, beginning of period         $      6,774         3,321         1,164
Commissions and expenses deferred                                     3,411         3,917         2,413
Amortization                                                           (530)         (320)         (187)
Deferred policy acquisition costs attributable to
    unrealized appreciation                                            (513)         (144)          (69)
                                                                  ------------  ------------  ------------

Deferred policy acquisition costs, end of period               $      9,142         6,774         3,321
                                                                  ============  ============  ============

              PURCHASE RELATED INTANGIBLE ASSETS AND LIABILITIES

              In accordance with the purchase method of accounting for business combinations, two intangible assets and a future payable related to accrued purchase price consideration were established as of the purchase date.

                           Present Value of Future Profits

                  The Company established an intangible asset which represents the present value of future profits (PVFP) to be derived from both the purchased and transferred blocks of business. Certain estimates were utilized in the computation of this asset, including estimates of future policy retention, investment income, interest credited to policyholders, surrender fees, mortality costs, and policy maintenance costs discounted at a pretax rate of 18% (12% net after tax).

                  In addition, as the Company has the option of retaining its SPDA policies after they reach their next interest rate reset date and are recaptured from OakRe, a component of this asset represents estimates of future profits on recaptured business. This asset will be amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities appreciation and depreciation, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of PVFP will be adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception. The amortization and adjustments resulting from unrealized appreciation and depreciation is not recognized currently in income but as an offset to the accumulated other comprehensive income of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

                  Based on current assumptions, amortization of the original in-force PVFP asset, expressed as a percentage of the original in-force asset, is projected to be 4.9%, 7.2%, 7.8%, 7.7%, and 7.2% for the years ended December 31, 1999 through 2003, respectively. Actual amortization incurred during these years may be more or less as assumptions are modified to incorporate actual results.

                  During 1996, the Company adjusted its original purchase accounting to include a revised estimate of the ultimate renewal (recapture) rate. This adjustment resulted in a reallocation of the net purchased intangible asset between PVFP, goodwill, future payable, and deferred taxes. This final allocation and the resulting impact on inception to date amortization was recorded, in its entirety, in 1996.

                  The components of PVFP are shown below:

                                                             1998       1997        1996
                                                            --------  ----------  ---------
                                                                    (IN THOUSANDS)
PVFP - beginning of period                                $    900      1,178          576
Net amortization                                               (54)       (13)          78
Adjustment due to revised push-down purchase
    accounting                                                  --         --          (91)
PVFP attributable to unrealized
    depreciation (appreciation)                                  8       (265)         615
                                                            --------  ----------  ---------

       PVFP - end of period                               $    854        900        1,178
                                                            ========  ==========  =========

                  Goodwill

                  Under the push-down method of purchase accounting, the excess of purchase price over the fair value of tangible and intangible assets and liabilities acquired is established as an asset and referred to as goodwill. The Company has elected to amortize goodwill on the straight-line basis over a 20-year period.

                  The components of goodwill are shown below:

                                                                1998          1997          1996
                                                             ------------  ------------  ------------
                                                                         (IN THOUSANDS)
Goodwill - beginning of period                             $     1,923         2,034         2,306
Amortization                                                      (110)         (111)         (105)
Adjustment due to revised push-down purchase
    accounting                                                      --            --          (167)
                                                             ------------  ------------  ------------

         Future payable - end of period                    $     1,813         1,923         2,034
                                                             ============  ============  ============

                  Future Payable

                  Pursuant to the financial reinsurance agreement, the receivable from OakRe becomes due in installments when the SPDA policies reach their next crediting rate reset date. For any recaptured policies that continue in force with OakRe into the next rate guarantee period, the Company will pay a commission to OakRe of 1.75% up to 40% of policy account values originally reinsured and 3.5% thereafter. On policies that are recaptured and subsequently exchanged to a variable annuity policy, the Company will pay a commission to OakRe of 0.50%.

                  The Company has recorded a future payable that represents the present value of the anticipated future commission payments payable to OakRe over the remaining life of the financial reinsurance agreement discounted at an estimated borrowing rate of 6.5%. This liability represents a contingent purchase price payable for the policies transferred to OakRe on the purchase date and has been pushed down to the Company through the financial reinsurance agreement. The Company expects that this payable will be substantially extinguished by the end of the year 2000.

                  The components of this future payable are shown below:

                                                                      1998        1997       1996
                                                                    ----------  ---------- ----------
                                                                             (IN THOUSANDS)
Future payable - beginning of period                              $     565         683      1,265
Interest added                                                           29          41         39
Payments to OakRe                                                      (252)       (159)      (273)
Adjustment due to revised push-down purchase
    accounting                                                           --          --       (348)
                                                                    ----------  ---------- ----------
         Future payable - end of period                           $     342         565        683
                                                                    ==========  ========== ==========

              DEFERRED TAX ASSETS AND LIABILITIES

              XFSI and GALIC agreed to file an election to treat the acquisition of the Company as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of that election, the tax basis of the Company's assets as of the date of acquisition was revalued based upon fair market values as of June 1, 1995. The principal effect of the election was to establish a tax asset on the tax-basis balance sheet of approximately $2.9 million for the value of the business acquired that is amortizable for tax purposes over ten to fifteen years.

              POLICYHOLDER DEPOSITS

              The Company recognizes its liability for policy amounts that are not subject to policyholder mortality nor longevity risk at the stated contract value, which is the sum of the original deposit and accumulated interest, less any withdrawals. The average weighted interest crediting rate on the Company's policyholder deposits as of December 31, 1998 was 6.05%.

              FUTURE POLICY BENEFITS

              Reserves are held for policy annuity benefits that subject the Company to risks to make payments contingent upon the continued survival of an individual or couple (longevity risk). These reserves are valued at the present value of estimated future benefits discounted for interest, expenses, and mortality. The assumed mortality is the 1983 Individual Annuity Mortality Tables discounted at 5.50% to 8.50%, depending upon year of issue.

              Current mortality benefits payable are recorded for reported claims and estimates of amounts incurred but not reported.

              PREMIUM REVENUE

              The Company recognizes premium revenue at the time of issue on annuity policies that subject it to longevity risks. Amounts collected on annuity policies not subject to longevity risk are recorded as increases in the policyholder deposits liability. For term and single premium variable life products, premiums are recognized as revenue when due.

              FEDERAL INCOME TAXES

              Beginning in 1997, the Company files a consolidated income tax return with its immediate parent, CFSLIC. Allocations of federal income taxes are based upon separate return calculations.

              Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

              RISKS AND UNCERTAINTIES

              In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates.

              The following elements of the financial statements are most affected by the use of estimates and assumptions:

                  -   Investment valuation
                  -   Amortization of deferred policy acquisition costs
                  -   Amortization of present value of future profits
                  -   Recoverability of goodwill

              The fair value of the Company's investments is subject to the risk that interest rates will change and cause a temporary increase or decrease in the liquidation value of debt securities. To the extent that fluctuations in interest rates cause the cash flows of assets and liabilities to change, the Company might have to liquidate assets prior to their maturity and recognize a gain or loss. Interest rate exposure for the investment portfolio is managed through asset/liability management techniques which attempt to control the risks presented by differences in the probable cash flows and reinvestment of assets with the timing of crediting rate changes in the Company's policies and contracts. Changes in the estimated prepayments of mortgage-backed securities also may cause retrospective changes in the amortization period of securities and the related recognition of income.

              The amortization of deferred acquisition costs is based on estimates of long-term future gross profits from existing policies. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the deferred expense.

              In a similar manner, the amortization of PVFP is based on estimates of long-term future profits from existing and recaptured policies. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the asset.

              The Company has considered the recoverability of goodwill and has concluded that no circumstances have occurred which would give rise to impairment of goodwill at December 31, 1998.

              FAIR VALUE OF FINANCIAL INSTRUMENTS

              SFAS No. 107, Disclosures About Fair Value of Financial Instruments, applies fair value disclosure practices with regard to financial instruments, both assets and liabilities, for which it is practical to estimate fair value. In cases where quoted market prices are not readily available, fair values are based on estimates that use present value or other valuation techniques.

              These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, might not be realized in the immediate settlement of the instruments. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Because of this, and further because a value of a business is also based upon its anticipated earning power, the aggregate fair value amounts presented do not represent the underlying value of the Company.

              The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

                  Cash and Cash Equivalents, Short-term Investments,
                      and Accrued Investment Income

                  The carrying value amounts reported in the balance sheets for these instruments approximate their fair values. Short-term debt securities are considered "available-for-sale" and are carried at fair value.

                  Investments Securities and Mortgage Loans
                      (Including Mortgage-backed Securities)

                  Fair values of debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair value estimates are obtained from independent pricing services. In some cases, such as private placements, certain mortgage-backed securities, and mortgage loans, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments (see note 3 for fair value disclosures).

                  Policy Loans

                  Fair values of policy loans approximate carrying value as the interest rates on the majority of policy loans are reset periodically and therefore approximate current interest rates.

                  Investment Contracts

                  The Company's policy contracts require the beneficiaries to commence receipt of payments by the later of age 85 or 10 years after purchase, and substantially all contracts permit earlier surrenders, generally subject to fees and adjustments. Fair values for the Company's liabilities for investment type contracts (policyholder deposits) are estimated as the amount payable on demand. As of December 31, 1998 and 1997, the cash surrender value of policyholder deposits was $4,707,689 and $7,204,647, respectively, less than their stated carrying value. Of the contracts permitting surrender, substantially all provide the option to surrender without fee or adjustment during the 30 days following reset of guaranteed crediting rates. The Company has not determined a practical method to determine the present value of this option.

                  All of the Company's deposit obligations are fully guaranteed by its ultimate parent, GALIC, and the receivable from OakRe equal to the SPDA obligations is guaranteed by OakRe's parent, XFSI.

                  REINSURANCE

              The impact of reinsurance on the December 31, 1998 financial statements is not considered material.

              The financing reinsurance agreement entered into with OakRe does not meet the conditions for reinsurance accounting under generally accepted accounting principles (GAAP). The net assets initially transferred to OakRe were established as a receivable and then are subsequently increased as interest is accrued on the underlying liabilities and decreased as funds are transferred back to the Company when policies reach their crediting rate reset date or benefits are claimed.

              RECENTLY ADOPTED ACCOUNTING STANDARDS

              On June 1997, the Financial Accounting Standards Board issued SFAS No. 130, Reporting Comprehensive Income. SFAS No. 130 establishes standards for the reporting and display of comprehensive income and its components in the financial statements. SFAS No. 130 is effective for the fiscal year beginning after December 15, 1997. Reclassification of financial statements for earlier periods provided is required for comparative purposes. The Company has elected to adopt SFAS No. 130 in 1998. The adoption of SFAS No. 130 has no impact on the Company's net income or shareholder's equity. The Company's only component of accumulated other comprehensive income relates to unrealized appreciation and depreciation on debt securities.

              RECENTLY ISSUED ACCOUNTING STANDARD

              SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, was issued in June 1998. SFAS No. 133 requires all derivative instruments to be recorded on the balance sheet at estimated fair value. The Company's present accounting policies would apply such accounting treatment only to marketable securities as defined under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and to off-balance sheet derivative instruments. SFAS No. 133 will broaden the definition of derivative instruments to include all classes of financial assets and liabilities. It also will require separate disclosure of identifiable derivative instruments embedded in hybrid securities. Change in the fair value of derivative instruments is to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designed as part of a hedge transaction and, if it is, on the type of hedge transaction.

              SFAS No. 133 is effective for the Company beginning January 1, 2000. The Company's management is currently evaluating the impact of SFAS No. 133; at present, the management does not believe it will have a material effect on the Company's financial position or results of operations.

                  OTHER

              Certain 1997 and 1996 amounts have been reclassified to conform to the 1998 presentation.

  (3)   INVESTMENTS

        The Company's investments in debt securities and short-term investments are considered available-for-sale and carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of shareholder's equity. The amortized cost, estimated fair value, and carrying value of investments at December 31, 1998 and 1997, are as follows:

                                                                              1998
                                         -------------------------------------------------------------------------------
                                                              GROSS           GROSS         ESTIMATED
                                           AMORTIZED       UNREALIZED      UNREALIZED         FAIR          CARRYING
                                              COST            GAINS          LOSSES           VALUE           VALUE
                                         ---------------  --------------  --------------  --------------  --------------
                                                                         (IN THOUSANDS)
        Debt securities:
           U.S. Government
             treasuries                $         100               1               --              101            101
           Collateralized
             mortgage obligations             15,260             161              (32)          15,389         15,389
           Corporate, state,
             municipalities, and
           political subdivisions             83,868           1,733             (433)          85,168         85,168
                                         ---------------  --------------  --------------  --------------  --------------

               Total debt
                 securities                   99,228           1,895             (465)         100,658        100,658

        Mortgage loans (net)                   5,245             204               --            5,449          5,245
        Policy loans                           1,223              --               --            1,223          1,223
                                         ---------------  --------------  --------------  --------------  --------------

               Total investments       $     105,696           2,099             (465)         107,330        107,126
                                         ===============  ==============  ==============  ==============  ==============

        Company's beneficial
           interest in separate
           accounts                    $           2             --                --                2              2
                                         ===============  ==============  ==============  ==============  ==============


                                                                              1997
                                         -------------------------------------------------------------------------------
                                                              GROSS           GROSS         ESTIMATED
                                           AMORTIZED       UNREALIZED      UNREALIZED         FAIR          CARRYING
                                              COST            GAINS          LOSSES           VALUE           VALUE
                                         ---------------  --------------  --------------  --------------  --------------
                                                                         (IN THOUSANDS)
        Debt securities:
           U.S. Government
             treasuries                $         100               1               --              101            101
           Collateralized
             mortgage obligations             24,018             305              (64)          24,259         24,259
           Corporate, state,
             municipalities, and
             political subdivisions           72,766           1,500           (1,106)          73,160         73,160
                                         ---------------  --------------  --------------  --------------  --------------

               Total debt
                 securities                   96,884           1,806           (1,170)          97,520         97,520

        Mortgage loans (net)                   1,786             143               --            1,929          1,786
        Policy loans                           1,083              --               --            1,083          1,083
                                         ---------------  --------------  --------------  --------------  --------------

                                       $      99,753           1,949           (1,170)         100,532        100,389
                                         ===============  ==============  ==============  ==============  ==============

        Company's beneficial
           interest in separate
           accounts                    $          --              --               --               --             --
                                         ===============  ==============  ==============  ==============  ==============

        The amortized cost and estimated fair value of debt securities at December 31, 1998, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they require monthly principal installments and mortgagees may prepay principal.

                                                                        ESTIMATED
                                                       AMORTIZED           FAIR
                                                          COST            VALUE
                                                     ---------------  ---------------
                                                             (IN THOUSANDS)
Less than one year                                 $         2,341            2,362
Due after one year through five years                       34,579           35,067
Due after five years through ten years                      32,584           33,321
Due after ten years                                         14,464           14,519
Mortgage-backed securities                                  15,260           15,389
                                                     ---------------  ---------------

         Total                                     $        99,228          100,658
                                                     ===============  ===============


        At December 31, 1998, approximately 95.1% of the Company's debt securities are investment grade or are nonrated but considered to be of investment grade. Of the 4.9% noninvestment grade debt securities, 4.3% are rated as BB or its equivalent, and 0.6% are rated B or its equivalent.

        All debt securities were income producing during the years ended December 31, 1998 and 1997. As of December 31, 1998 and 1997, the Company had no impaired investments.

        The components of investment income, realized gains (losses), and unrealized appreciation are as follows:

                                                               1998           1997          1996
                                                            ------------  -------------  ------------
                                                                         (IN THOUSANDS)
Income on debt securities                                $      6,928         6,575           3,926
Income on short-term investments                                  305           186             243
Income on policy loans                                             92            83              86
Interest on mortgage loans                                        308            32              --
Miscellaneous interest                                              2            --               8
                                                            ------------  -------------  ------------

Total investment income                                         7,635         6,876           4,263

Investment expenses                                              (119)         (115)            (87)
                                                            ------------  -------------  ------------

         Net investment income                           $      7,516         6,761           4,176
                                                            ============  =============  ============

Net realized capital gains (losses) -
    debt securities                                      $        178           158             (28)
                                                            ============  =============  ============

Unrealized appreciation
    is as follows:
       Debt securities                                   $      1,430           633               6
       Short-term investments                                      --             3              --
       Effects on deferred acquisition
         costs amortization                                      (726)         (213)            (69)
       Effects on PVFP amortization                              (192)         (200)             65
                                                            ------------  -------------  ------------


       Unrealized appreciation before income taxes                512           223               2

       Unrealized income tax expenses                            (179)          (78)             (1)
                                                            ------------  -------------  ------------

         Net unrealized appreciation on
           investments                                   $        333           145               1
                                                            ============  =============  ============

        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1998 were $50,660,583. Gross gains of $591,755 and gross losses of $413,588 were realized on those sales. Included in these amounts were $133,138 of gross gains and $106,165 of gross losses realized on the sale of noninvestment grade securities.

        Proceeds from sales, redemptions, and paydowns for investments in debt securities during 1997 were $25,379,783. Gross gains of $166,335 and gross losses of $8,658 were realized on those sales. Included in these amounts were $47,391 of gross gains and $7,300 of gross losses realized on the sale of noninvestment grade securities.

        Proceeds from sales, redemptions, and paydowns for investments in debt securities during 1996 were $10,635,608. Gross gains of $16,757 and gross losses of $44,311 were realized on those sales. Included in these amounts were $1,355 of gross gains realized on the sale of noninvestment grade securities.

  (4)   SECURITY GREATER THAN 10% OF SHAREHOLDER'S EQUITY

        As of December 31, 1998 and 1997, the Company held the following individual security which exceeded 10% of shareholder's equity:

                                                                                     1998             1997
                                                                                ---------------  ---------------
Colonial Realty, at carrying value                                            $     1,997,287        2,017,400
                                                                                ===============  ===============

  (5)   COMPREHENSIVE INCOME

        The components of comprehensive income are as follows:

                                                                                    1998          1997         1996
                                                                                 ------------  ------------ ------------
                                                                                             (IN THOUSANDS)
        Net income                                                             $     810            443          412
                                                                                 ------------  ------------ ------------
        Other comprehensive income (loss), before tax -
            unrealized appreciation (depreciation) on
               investments arising during period:
                 Unrealized appreciation (depreciation)
                     on investments                                                  616            472         (812)
                 Adjustment to deferred acquisition
                   costs attributable to unrealized
                   (appreciation) depreciation                                      (398)          (108)         (67)
                 Adjustment to PVFP attributable to
                   unrealized (appreciation) depreciation                              6           (198)         594
                                                                                 ------------  ------------ ------------

                       Total unrealized appreciation (depreciation) on
                          investments arising during period                          224            166         (285)
                                                                                 ------------  ------------ ------------

        Less reclassification adjustments for realized (gains) losses included in net income:
               Adjustment for (gains) losses included in
                 net realized gains (losses) on sales
                 of investments                                                     (178)          (158)          28
               Adjustment for (gains) losses included in
                 amortization of PVFP                                                115             36            2
               Adjustment for (gains) losses included in
                 amortization of deferred acquisition costs                           (2)            67          (21)
                                                                                 ------------  ------------ ------------

                       Total reclassification adjustments for (gains) losses
                          included in net income                                     (65)           (55)           9
                                                                                 ------------  ------------ ------------

        Other comprehensive income (loss), before related income tax
            expense (benefits)                                                       289            221         (294)

        Related income tax expense (benefit)                                         101             77         (103)
                                                                                 ------------  ------------ ------------

                       Other comprehensive income (loss), net of tax                 188            144         (191)
                                                                                 ------------  ------------ ------------

                       Comprehensive income                                    $     998            587          221
                                                                                 ============  ============ ============

  (6)   POSTRETIREMENT AND POSTEMPLOYMENT BENEFITS

        The Company has no direct employees and no retired employees. All personnel used to support the operations of the Company are supplied by contract by Cova Life Management Company (CLMC), a wholly owned subsidiary of Cova Corporation. The Company is allocated a portion of certain health care and life insurance benefits for future retired employees of CLMC. In 1998, 1997, and 1996, the Company was allocated a portion of benefit costs including severance pay, accumulated vacations, and disability benefits. At December 31, 1998, CLMC had no retired employees nor any employees fully eligible for retirement, and had no disbursements for such benefit commitments. The expense arising from these allocations is not material.

  (7)   INCOME TAXES

        The Company will file a consolidated federal income tax return with its immediate parent, CFSLIC. Income taxes are recorded in the statements of income and directly in certain shareholder's equity accounts. Income tax expense for the years ended December 31 was allocated as follows:

                                                                                   1998       1997       1996
                                                                                 ---------  ---------  ---------
                                                                                         (IN THOUSANDS)
Statements of income:
    Operating income (excluding realized investment gains and losses)          $    215        250        295
    Realized investment gains (losses)                                               62         55        (10)
                                                                                 ---------  ---------  ---------

         Income tax expense included in the statements of
           income                                                                   277        305        285

Shareholder's equity - change in deferred federal income taxes
    related to unrealized appreciation (depreciation) on securities                 101         77       (103)
                                                                                 ---------  ---------  ---------

         Total income tax expense                                              $    378        382        182
                                                                                 =========  =========  =========

        The actual federal income tax expense differed from the expected tax expense computed by applying the U.S. federal statutory rate to income before taxes on income as follows:

                                                        1998                  1997                 1996
                                                --------------------  --------------------  --------------------
                                                                        (IN THOUSANDS)
Computed expected tax expense                 $   380       35.0%    $  262       35.0%    $  244       35.0%
Dividends received deduction - separate
    account                                      (150)     (13.9)        --         --         --         --
Amortization of intangible assets                  39        3.6         39        5.2         37        5.3
Other                                               8        0.8          4        0.5          4        0.6
                                                --------  ----------  --------  ----------  --------  ---------

           Total                              $   277       25.5%    $  305       40.7%    $  285       40.9%
                                                ========  ==========  ========  ==========  ========  ==========


        The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 1998 and 1997 are as follows:

                                                                 1998         1997
                                                              ------------ ------------
                                                                   (IN THOUSANDS)
Deferred tax assets:
    Tax basis of intangible assets purchased                $       624           679
    Liability for commission on recaptures                          120           198
    Policy reserves                                               2,477         1,898
    DAC "Proxy Tax"                                               1,252           977
    Other deferred tax assets                                      (359)           --
                                                              ------------ ------------

           Total deferred tax assets                              4,114         3,752
                                                              ------------ ------------

Deferred tax liabilities:
    Unrealized gains in investments                                 179            78
    PVFP                                                            150           144
    Deferred acquisition costs                                    3,200         2,371
    Other deferred tax liabilities                                   --           117
                                                              ------------ ------------

           Total deferred tax liabilities                         3,529         2,710
                                                              ------------ ------------

           Net deferred tax asset                           $       585         1,042
                                                              ============ ============

        A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. Management believes the deferred tax assets will be fully realized in the future based upon consideration of the reversal of existing temporary differences, anticipated future earnings, and all other available evidence. Accordingly, no valuation allowance was established at December 31, 1998 or 1997.

  (8)   RELATED-PARTY TRANSACTIONS

        On December 31, 1997, CLMC and Navisys Incorporated, affiliated companies, purchased certain assets of Johnson & Higgins/Kirke Van Orsdel, Inc. (J&H/KVI), an unaffiliated Delaware corporation, for $2,500,000. The purchased assets are the administrative and service systems that provide the marketing, underwriting, claims, and administrative functions for the Company's life and annuity products. On January 1, 1998, the purchased assets of J&H/KVI were merged into Cova Life Administrative Service Company (CLASC). Navisys Incorporated purchased 51% of CLASC, the remaining 49% was purchased by CLMC.

         The Company has entered into management, operations, and servicing agreements with its affiliated companies. The affiliated companies are CLMC, a Delaware Corporation, which provides management services and the employees necessary to conduct the activities of the Company; and Conning Asset Management, which provides investment advice. Additionally, a portion of overhead and other corporate expenses are allocated by the Company's ultimate parent, GALIC. CLASC provides various services for the Company including underwriting, claims, and administrative functions. Expenses and fees paid to affiliated companies in 1998, 1997, and 1996 for the Company were $1,587,833, $396,806, and $303,694 respectively.

  (9)   STATUTORY SURPLUS AND DIVIDEND RESTRICTION

        GAAP differs in certain respects from accounting practices prescribed or permitted by insurance regulatory authorities (statutory accounting principles).

        The major differences arise principally from the immediate expense recognition of policy acquisition costs and intangible assets for statutory reporting, determination of policy reserves based on different discount rates and methods, the recognition of deferred taxes under GAAP reporting, the nonrecognition of financial reinsurance for GAAP reporting, and the establishment of an asset valuation reserve as a contingent liability based on the credit quality of the Company's investment securities and an interest maintenance reserve as an unearned liability to defer the realized gains and losses of fixed income investments presumably resulting from changes to interest rates and amortize them into income over the remaining life of the investment sold under statutory accounting principles. In addition, adjustments to record the carrying values of debt securities and certain equity securities at estimated fair value are applied only under GAAP reporting and capital contributions in the form of notes receivable from an affiliated company are not recognized under GAAP reporting.

        Purchase accounting creates another difference as it requires the restatement of GAAP assets and liabilities to their established fair values, and shareholder's equity to the net purchase price. Statutory accounting does not recognize the purchase method of accounting.

        As of December 31, the differences between statutory capital and surplus and shareholder's equity determined in conformity with GAAP were as follows:

                                                            1998         1997
                                                         ------------ ------------
                                                              (IN THOUSANDS)
Statutory capital and surplus                          $    10,411        10,389
Reconciling items:
    Statutory asset valuation reserve                        1,078         1,151
    Statutory interest maintenance reserve                     190           111
    GAAP investment adjustments to fair value                1,430           636
    GAAP deferred policy acquisition costs                   9,142         6,774
    GAAP basis policy reserves                              (4,670)       (3,871)
    GAAP deferred federal income taxes (net)                   585         1,042
    GAAP guarantee assessment adjustment                    (1,000)       (1,000)
    GAAP goodwill                                            1,813         1,923
    GAAP present value of future profits                       854           900
    GAAP future purchase price payable                        (342)         (565)
    Other                                                       (2)            1
                                                         ------------ ------------

           GAAP shareholder's equity                   $    19,489        17,491
                                                         ============ ============

                      COVA FINANCIAL LIFE INSURANCE COMPANY
                       (a wholly owned subsidiary of Cova
                   Financial Services Life Insurance Company)

                          Notes to Financial Statements

                        December 31, 1998, 1997, and 1996

        Statutory net loss for the years ended December 31, 1998, 1997, and 1996 was $142,046, $461,118, and $113,236, respectively.

        The maximum amount of dividends which can be paid by State of California insurance companies to shareholders without prior approval of the insurance commissioner is the greater of 10% of statutory surplus or statutory net gain from operations for the preceding year. The maximum dividend permissible during 1998 will be $761,109, which is 10% of the Company's December 31, 1998 statutory surplus of $7,611,089.

        The National Association of Insurance Commissioners has developed certain risk based capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 1998, the Company's Total Adjusted Capital and Authorized Control Level RBC were $11,488,766 and $1,619,495, respectively. This level of adjusted capital qualifies under all tests.

(10)    GUARANTY FUND ASSESSMENTS

        The Company participates with life insurance companies licensed in California in an association formed to guaranty benefits to policyholders of insolvent life insurance companies. Under state law, as a condition for maintaining the Company's authority to issue new business, the Company is contingently liable for its share of claims covered by the guaranty association for insolvencies incurred through 1998, but for which assessments have not yet been determined or assessed, to a maximum generally of 1% of statutory premiums per annum.

        In November 1998, the National Organization of Life and Health Guaranty Associations distributed a study of the major outstanding industry insolvencies, with estimates of future assessments by state. Based on this study, the Company has accrued a liability for $1.0 million in future assessments on insolvencies that occurred before December 31, 1998. Under the coinsurance agreement between the Company and OakRe (see note 1), OakRe is required to reimburse the Company for any future assessments that it pays which relate to insolvencies occurring prior to June 1, 1995. The Company paid $33,505, $460,167, and $265,760 in guaranty fund assessment in 1998, 1997, and 1996, respectively. These payments were substantially reimbursed by OakRe.

        At the same time, the Company is liable to OakRe for 80% of any future premium tax recoveries that are realized from any such assessments and may retain the remaining 20%. The credits to be retained for 1998 were not material.